UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21474

Oppenheimer Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 7/31/2013

Item 1. Reports to Stockholders.

7	31	2013

ANNUAL REPORT

Oppenheimer Limited Term California Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 7/31/13

	Class A Shares of the Fund		Barclays Municipal Bond Index
	Without Sales Charge	With Sales Charge
1-Year	–0.07%	–2.32%	–2.19%
5-Year	4.45	3.97	5.07
Since Inception (2/25/04)	4.40	4.15	4.22

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

OppenheimerFunds/Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

2	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund Performance Discussion

One month after the U.S. bond market’s strong reaction to Federal Reserve testimony about the potential for future adjustments to its $85 billion-a-month purchasing initiative, Oppenheimer Limited Term California Municipal Fund produced a July dividend yield of 3.45% at net asset value (NAV). This dividend yield was the second highest in Lipper’s Short-Intermediate California Municipal Debt Funds category as of July 31, 2013, trailing only the dividend yield of this Fund’s Y shares. In the aftermath of the Fed’s announcement, net asset values in the industry and in this Fund dropped sharply, and total returns followed suit. This Fund’s total return (without sales charge) exceeded the Barclays Municipal Bond Index during the 12 months ended July 31, 2013.

MARKET OVERVIEW

An announcement by Fed Chairman Ben S. Bernanke triggered the June sell-off across the equity and bond markets. Municipal bond prices fell and fund outflows mounted, causing yields to rise and effectively turning investors’ fears about future interest rates into a current reality.

The sell-off followed the lead of investors and some analysts who believed that they heard the Fed signal an imminent change in approach. In fact, the Fed said that it was “prepared to increase or reduce the pace of its purchases” and that the short-term Fed Funds target rate, which it controls, would remain at the “exceptionally low range” of zero to 0.25%. This expectation matched the Fed’s view at the outset of this reporting period, when the Fed believed that the rate would likely remain very low until mid-2015.

Chairman Bernanke used a June news conference to emphasize the Fed’s intention to be responsive to economic developments, saying “If you draw the conclusion that I’ve just said that our policies, our purchases, will end in the middle of next year, you’ve drawn the wrong conclusion.” The Fed Funds rate, he affirmed, would remain near zero and continue to be tied to the national unemployment and inflation rates.

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES

Dividend Yield w/o sales charge	3.45%
Dividend Yield with sales charge	3.37
Standardized Yield	3.42
Taxable Equivalent Yield	6.90
Last distribution (7/23/13)	$0.0095
Total distributions (8/01/12 to 7/31/13)	$0.1300

Endnotes for this discussion begin on page 13 of this report

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	3

Toward the end of this reporting period, Fed officials sought to correct the market’s interpretation by adjusting its assessment of the U.S. economy to “modest,” from “moderate,” more strongly signaling that it has no immediate plans to end its monthly purchases in the bond market.

Given the current Fed Funds rate, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace. Additionally, the Fund’s investment team believes that its focus on finding value in the marketplace and producing competitive levels of tax-free income is well suited for the market conditions that existed at the end of this reporting period.

AAA-rated municipal securities remained “cheap to Treasuries” for virtually all of this reporting period, a condition that exists when nominal, pre-tax muni yields exceed available Treasury yields. This condition allows investors to earn higher nominal yields on their muni holdings than on Treasuries and to benefit further from the federal, state and, where applicable, local tax exemptions on municipal investment income.

As of July 31, 2013, the average yield on 30-year, AAA-rated muni bonds was 4.28%, up 132 basis points from July 31, 2012. On July 31, 2013, the average yield on 10-year, AAA-rated muni bonds was 2.88%, up 118 basis points from the July 2012 date, and the average yield on 1-year, AAA-rated muni bonds was 0.29%, up 14 basis points from the July 2012 date.

California received good news from the three major rating agencies during this reporting period. Early in 2013, Standard & Poor’s raised its rating of the state’s Government Obligation (G.O.) debt to A, from A-minus, based on its assessment that the majority of California’s cities were likely to experience improved credit quality as their economies recover and stabilize. Moody’s Investors Service maintained an A1 rating of California’s G.O. bonds throughout this reporting period. Fitch Ratings also maintained its rating—at A-minus—but changed its outlook to positive in March. A press release from Fitch indicated the reason for the change: “The positive outlook reflects the fiscal management improvements instituted by California in recent years.”

In March 2013, the state issued $2.6 billion in G.O. bonds, $2.1 billion of which was tax-exempt. On the heels of the favorable reports from the credit ratings agencies, this offering was well received by retail investors and helped put California at the top of the new issue calendar for the month.

Earlier in this reporting period, voters approved Proposition 30, which raised the sales tax rate to 7.5% and the personal income tax for the wealthy to as much as 13.3%. Officially known as the Temporary Taxes to Fund Education ballot measure, Proposition 30 has led to higher tax

4	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

collections this reporting period and has helped further stabilize the state’s fiscal condition.

In late June 2013, California Governor Jerry Brown took legislative action to sidestep “budget-busting” deficits by signing a $97.4 billion spending plan. The governor called the move a “momentous occasion, because we have a balanced budget not proposed but actually actualized, the first time in probably a decade or more,” according to the Associated Press. The budget called for a reserve account of $1.1 billion and $6 billion in voter-approved taxes.

In the final months of this reporting period, California once again issued tax and revenue anticipation notes, which municipalities often count on for liquidity. The Bond Buyer, citing Municipal Market Advisors data, reported that California issuance of these notes dropped to $3.8 billion, from $5.9 billion in 2011. When the need for short-term liquidity lessens, so does the volume of issuance. Thus, the decline in issuance this reporting period represented another sign that California’s finances have continued to improve.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits that municipal bond funds seek to provide, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

The average distribution yield for Lipper’s California Short-Intermediate Municipal Debt Funds category was 1.51% at the end of this reporting period. At 3.45%, the distribution yield for the Fund’s Class A shares was 194 basis points higher than the category average.

FUND PERFORMANCE

Oppenheimer Limited Term California Municipal Fund held nearly 1,420 securities as of July 31, 2013. The Fund was invested in a broad range of sectors, providing shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Class A distribution yield of 3.45% at net asset value as of July 31, 2013, was 194 basis points higher than the average in Lipper’s California Short-Intermediate Municipal Debt Funds category, which was 1.51%. Additionally, for a taxable investment to provide a greater benefit than an investment in this Fund, it would have to yield more than 6.90%, based on the Fund’s standardized yield as of July 31, 2013, and current federal and California income tax rates.

Refundings were a common occurrence during this reporting period and led to increased dividend pressure throughout the muni bond fund industry. In refundings, municipal issuers seek to reduce their debt service obligations by exercising the call feature on their higher coupon bonds and then borrowing at lower interest rates. During this

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	5

The Rochester portfolio management team

reporting period, these types of transactions made it difficult for the Fund to replace the called bonds with bonds that had equally attractive yields.

Refundings tend to become less popular in higher-rate environments, as the savings on debt service payments may not be sufficient to justify the process’s costs. However, when interest rates are low, as they were for most of this reporting period, refundings generally put dividends of longer-term funds under pressure.

The dividend of the Fund, which was 1.2 cents per Class A share at the outset of the this reporting period, was reduced to 1.1 cents per share beginning with the October 2012 payout, to 1.05 cents per share in February 2013 and to 0.95 cent per share for the final payout in this reporting period.

The Fund continued to be invested in the municipal leases sector this reporting period, which accounted for 13.2% of the Fund’s total assets as of July 31, 2013. As state and local governments seek new ways to reduce costs and improve near-term cash flow, many lease all types of assets, including office space for public sector employees. The bonds held by this Fund are backed by the proceeds of these lease arrangements. The municipal leases sector contributed positively to the Fund’s total return this reporting period.

The Fund remained invested this reporting period in land development (or “dirt”) bonds, which are Special Tax and Special Assessment bonds that help finance the infrastructure needs of new real estate development. As of July 31, 2013, the Special Tax and Special Assessment sectors

6	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

represented 11.7% and 3.2% of the Fund’s total assets, respectively.

Overall, we believe that the bonds in these sectors have several appealing characteristics: the debt service payments securing these bonds are on parity with real estate taxes and senior to mortgage payments, and assessments or taxes must be paid by whoever owns the land when the tax bill comes due. During this reporting period, the bonds in these sectors were slight detractors from the Fund’s performance. We continue to believe that carefully researched dirt bonds belong in our portfolios and that improvements in the housing market and the general economy could further strengthen the credit profiles of these sectors.

Tax increment financing (TIF) bonds constituted 10.7% of the Fund’s total assets at the end of the reporting period. Traditionally, this type of financing has been used for urban renewal projects. Increased tax collections as a result of inflation or an improving economy typically prove favorable for these types of bonds. The TIF sector contributed positively to the Fund’s total return this reporting period.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 10.1% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings, some of which are insured, include General Obligation debt and securities from many different sectors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.

Overall, we continue to hold a favorable view of the changes to fiscal management instituted by Gov. Luis Fortuño. His budget for fiscal 2013, which ended June 30, 2013, produced a smaller deficit than any in recent years, and his disciplined approach helped reduce pressure on municipal bonds issued in the Commonwealth. However, the governor was not as popular with the voters, who elected Alejandro Garcia Padilla in his place on November 6, 2012.

Five weeks later, Moody’s lowered ratings for the island’s revenue-backed debt to below investment grade. Investors should note that S&P and Fitch maintained investment-grade ratings for Puerto Rico’s revenue-backed bonds.

Since his inauguration, the first-time governor has agreed to privatize the island’s main airport and pushed through sweeping pension reform. He won approval for a $9.8 billion budget that calls for $1.4 billion in additional taxes in fiscal 2014.

All three national credit ratings agencies maintained investment-grade ratings for the Commonwealth’s G.O. debt this reporting period. In March 2013, however, S&P downgraded the revenue-backed bonds issued by the Puerto Rico Aqueduct and Sewer Authority (PRASA), a decision that we

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	7

believe is at odds with the authority’s current and projected financial health. This decision was particularly surprising, we note, in light of PRASA’s move to raise rates substantially.

“Credit spread widening”—which occurs when the difference between yields on low-rated municipal bonds and higher-rated bonds increases—and some market participants’ concerns about the island’s economy caused our Puerto Rican holdings, in aggregate, to detract from the Fund’s performance this reporting period. Nonetheless, we continue to identify what we believe to be attractive values in Puerto Rico.

G.O. debt backed by the full faith and taxing authority of state and local governments represented 9.7% of total assets at the end of this reporting period. The Fund’s holdings include bonds issued in Puerto Rico and many municipalities in California. This sector also detracted from the Fund’s performance this reporting period, the result of credit spread widening and higher yields on Puerto Rican debt.

As of July 31, 2013, the Fund’s investments in the multifamily and single-family housing sectors represented 7.8% and 4.7% of the Fund’s total assets, respectively. These securities continued to contribute favorably to the Fund, providing competitive levels of tax-free income this reporting period. We continue to believe that long-term investors should ultimately benefit from this Fund’s carefully selected holdings in the housing sectors.

Municipal bonds backed by proceeds from the tobacco Master Settlement Agreement

(the MSA), the national litigation settlement with U.S. tobacco manufacturers, represented 6.7% of the Fund’s total assets at the end of this reporting period and contributed positively to Fund performance.

We like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the issuing states and territories. We believe the securities we hold in this sector are fundamentally sound credits. Our long-term view of the sector remains bullish and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Investors should note that we believe the sector is well positioned to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

As of July 31, 2013, the Fund was invested in the hospital/healthcare sector, comprising 5.7% of its total assets. Our holdings in this sector consist of securities across the credit spectrum. The hospital/healthcare sector contributed positively to the Fund’s performance during this reporting period.

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of the securities in this sector are backed by the valuable collateral of the projects whose construction they finance. Of its total assets, 4.2% of the

8	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund was invested in securities in the marine/aviation facilities sector, including many highly rated bonds. The marine and aviation sector contributed positively to the Fund’s performance this reporting period.

The impact of higher yields and credit spread widening was also felt in other sectors in which the Fund held relatively small positions as of July 31, 2013. For example, the water, electric, sewer and gas utility sectors detracted from the Fund’s performance this reporting period, as did the securities that the Fund held in the highways/commuter facilities, government appropriations and sales tax revenue sectors.

During this reporting period, the Fund remained invested in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” generally offer higher tax-free yields than fixed-rate bonds of comparable maturity and credit quality, but they face greater price volatility, too. Rising rates in the short-term market served to reduce the income these types of securities provided to funds across the industry, compared to earlier reporting periods. We continue to believe that “inverse floaters” are an essential element of this Fund’s portfolio because they can produce attractive yields under certain market conditions. As is its penchant, the Rochester-based investment team will continue to monitor and make adjustments to its portfolios that it believes can provide the greatest benefit to Fund shareholders.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that our time-tested strategies and the Fund’s structure and sector composition will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 2 years or less for its portfolio. While the Fund invests primarily in investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on Nationally Recognized Statistical Rating

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	9

Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings.

Our approach to municipal bond investing is flexible and responsive to market conditions.

Our team continually searches for undervalued bonds that we believe will provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment-grade securities.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

10	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES
Municipal Leases	13.2%
Special Tax	11.7
Tax Increment Financing (TIF)	10.7
General Obligation	9.7
Multifamily Housing	7.8
Tobacco-Master Settlement Agreement	6.7
Hospital/Healthcare	5.7
Single-family Housing	4.7
Marine/Aviation Facilities	4.2
Water Utilities	3.3

Portfolio holdings are subject to change. Percentages are as of July 31, 2013, and are based on total assets.

CREDIT ALLOCATION
	NRSRO- Rated	Sub-Adviser- Rated	Total
AAA	0.3%	0.5%	0.8%
AA	12.5	0.0	12.5
A	43.0	2.0	45.0
BBB	26.5	10.5	37.0
BB or lower	3.5	1.2	4.7
Total	85.8%	14.2%	100.0%

The percentages above are based on the market value of the securities as of July 31, 2013, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	11

Performance

DISTRIBUTION YIELDS
As of 7/31/13
	Without Sales Chg.	With Sales Chg.
Class A	3.45%	3.37%
Class B	2.40	N/A
Class C	2.72	N/A
Class Y	3.63	N/A

STANDARDIZED YIELDS		TAXABLE EQUIVALENT YIELDS
For the 30 Days Ended 7/31/13		As of 7/31/13
Class A	3.42%	Class A	6.90%
Class B	2.34	Class B	4.72
Class C	2.67	Class C	5.38
Class Y	3.69	Class Y	7.44

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 7/31/13

		Inception Date	1-Year	5-Year	Since Inception
CLASS A	(OLCAX)	2/25/04	–0.07%	4.45%	4.40%
CLASS B	(OLCBX)	2/25/04	–1.02	3.46	4.05
CLASS C	(OLCCX)	2/25/04	–0.56	3.65	3.58
CLASS Y	(OLCYX)	11/29/10	0.46	N/A	4.44

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 7/31/13
		Inception Date	1-Year	5-Year	Since Inception
CLASS A	(OLCAX)	2/25/04	–2.32%	3.97%	4.15%
CLASS B	(OLCBX)	2/25/04	–4.88	3.29	4.05
CLASS C	(OLCCX)	2/25/04	–1.52	3.65	3.58
CLASS Y	(OLCYX)	11/29/10	0.46	N/A	4.44

12	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

The Fund’s performance is compared to the performance of the Barclays Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The Fund’s performance is also compared to the Consumer Price Index, a non-securities index that measures changes in the inflation rate. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	13

Distribution yields for Class A shares are based on dividends of $0.0095 for the 28-day accrual period ended July 23, 2013. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on July 23, 2013; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C, and Y are annualized based on dividends of $0.0068, $0.0075 and $0.0100, respectively, for the 28-day accrual period ended July 23, 2013, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended July 31, 2013, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in this Fund’s Lipper category was calculated based on the distributions and the final net asset values (NAVs) of the reporting period for the funds in each category. The average yield at NAV in Lipper’s California Short-Intermediate Municipal Debt Funds category is based on 21 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges—which, if included, would reduce results.

Taxable equivalent yield is based on the standardized yield and the 2013 combined federal and California tax rate of 50.4%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA), and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance. The benchmark that was used in shareholder reports before December 31, 2012, was based on par coupon yields and included a broader set of participants; the 5% benchmark is now considered the industry standard.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe

14	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	15

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund Expenses  Continued

Actual	Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Expenses Paid During 6 Months Ended July 31, 2013
Class A	$1,000.00	$976.70	$3.93
Class B	1,000.00	972.50	8.74
Class C	1,000.00	972.70	7.86
Class Y	1,000.00	977.80	2.85

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.83	4.02
Class B	1,000.00	1,015.97	8.94
Class C	1,000.00	1,016.86	8.03
Class Y	1,000.00	1,021.92	2.91

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2013 are as follows:

Class	Expense Ratios
Class A	0.80%
Class B	1.78
Class C	1.60
Class Y	0.58

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	17

STATEMENT OF INVESTMENTS    July 31, 2013

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
Municipal Bonds and Notes—101.8%
California—91.3%
$ 740,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	07/18/2019	A	$727,368
660,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	09/01/2013	B	660,092
100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	B	105,792
200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	B	210,962
100,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	B	104,456
125,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	B	131,563
1,750,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/01/2023	B	1,833,755
1,000,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	B	1,064,760
65,000	Alameda, CA GO1	5.000	08/01/2027	08/31/2013	B	65,837
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	09/01/2013	B	25,013
55,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	08/31/2013	B	55,167
2,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	08/31/2013	B	2,004,640
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		1,498,560
1,430,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2016	08/31/2013	B	1,449,462
300,000	Antioch, CA Public Financing Authority[1]	5.500	01/01/2032	08/31/2013	B	300,009
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	08/31/2013	B	557,750
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	08/31/2013	B	3,047,340
25,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2013	B	25,831
30,000	Arcadia, CA Redevel. Agency Tax Allocation	5.000	05/01/2015	08/31/2013	B	30,107
25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2019	08/31/2013	B	25,062
180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)[1]	5.125	05/01/2023	08/31/2013	B	180,578
15,000	Aromas, CA Water District	5.600	09/01/2018	09/01/2013	B	15,013
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	08/31/2013	B	15,005
25,000	Auburn, CA Union School District COP[1]	5.750	09/01/2017	09/01/2013	B	25,074

18	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	Azusa, CA Redevel. Agency Tax Allocation (West End Redevel.)[1]	8.000%	08/01/2034	08/01/2014	B	$25,766
10,000	Bakersfield, CA Improvement Bond Act 1915	7.100	09/02/2015	09/02/2013	B	10,029
50,000	Baldwin Park, CA Public Financing Authority (San Gabriel River)[1]	5.000	08/01/2015	08/31/2013	B	50,129
120,000	Baldwin Park, CA Redevel. Agency[1]	5.750	09/01/2030	09/01/2013	B	120,067
25,000	Bay Area, CA Governments Association[1]	6.000	12/15/2024	12/15/2013	B	25,490
100,000	Bay Area, CA Governments Association Infrastructure Finance Authority[1]	5.000	08/01/2017	08/31/2013	B	100,344
655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	08/16/2025	A	649,747
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	10/11/2033	A	24,813
160,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	09/01/2013	B	160,256
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	09/01/2013	B	56,367
2,950,000	Beaumont, CA Financing Authority, Series D	5.800	09/01/2035	09/01/2016	B	2,965,104
325,000	Bell, CA COP[1]	5.000	09/01/2023	09/01/2013	B	325,029
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)	5.500	08/01/2016	08/31/2013	B	30,079
200,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	08/31/2013	B	200,388
120,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.650	08/01/2024	08/31/2013	B	120,086
60,000	Big Bear, CA Municipal Water District COP[1]	5.000	11/01/2024	08/31/2013	B	60,003
135,000	Blythe, CA Financing Authority (City Hall & County Courthouse)[1]	5.500	09/01/2027	09/01/2013	B	135,014
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	06/30/2032	A	47,668
75,000	Brea & Olinda, CA Unified School District COP[1]	5.500	08/01/2017	08/31/2013	B	75,322
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	09/02/2013	B	30,922
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	08/31/2013	B	205,037
100,000	Buena Park, CA Community Redevel. Agency[1]	5.250	09/01/2025	09/01/2018	B	102,094
100,000	Buena Park, CA Community Redevel. Agency[1]	5.625	09/01/2033	08/30/2031	A	99,341

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	19

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 250,000	Burbank, CA Community Facilities District Special Tax	5.200%	12/01/2023	12/01/2016	B	$252,073
240,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2016	12/01/2013	B	242,388
100,000	Burbank, CA Public Financing Authority[1]	5.250	12/01/2020	12/01/2013	B	101,255
45,000	CA ABAG Finance Authority for NonProfit Corporations (Bijou Woods Apartments)[1]	5.200	12/01/2021	09/01/2013	B	45,054
50,000	CA ABAG Finance Authority for NonProfit Corporations (Children’s Hospital & Research Center at Oakland)[1]	5.250	12/01/2027	12/01/2017	B	51,392
250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)[1]	5.000	07/01/2024	07/01/2022	B	260,208
8,625,000	CA ABAG Finance Authority for NonProfit Corporations (HSH/SRHF/SRMB Obligated Group)[1]	6.000	05/15/2029	05/15/2019	B	9,135,255
50,000	CA ABAG Finance Authority for NonProfit Corporations (Palo Alto Gardens Apartments)[1]	5.000	10/01/2014	08/31/2013	B	50,117
35,000	CA ABAG Finance Authority for NonProfit Corporations (Poway RHF Hsg.)[1]	5.375	11/15/2025	08/31/2013	B	35,116
100,000	CA ABAG Finance Authority for NonProfit Corporations (Redwood Senior Homes and Services)[1]	6.000	11/15/2022	11/15/2013	B	101,165
15,000	CA ABAG Finance Authority for NonProfit Corporations (Sansum-Santa Barbara Medical Foundation Clinic)	5.250	04/01/2014	08/31/2013	B	15,050
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600	11/01/2023	08/31/2013	B	5,018
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800	03/01/2023	09/01/2013	B	5,010
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Over 60-CEI/LLMC/CEI Obligated Group)[1]	5.200	11/15/2023	08/31/2013	B	10,033
55,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	08/31/2013	B	55,017
40,000	CA ABAG Finance Authority for NonProfit Corporations COP (Tarzana Treatment Center)[1]	5.200	12/01/2023	08/31/2013	B	40,131
40,000	CA ABAG Tax Allocation, Series A1	6.000	12/15/2014	12/15/2013	B	40,845

20	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500%		01/01/2033	12/31/2013	B	$359,982
65,000	CA Bay Area Government Association[1]	5.000		08/01/2017	08/31/2013	B	65,224
20,000	CA College of the Sequoias Community District COP[1]	5.000		05/01/2016	08/31/2013	B	20,050
490,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2023	06/01/2022	B	541,097
515,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2024	06/01/2022	B	557,137
545,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2025	06/01/2022	B	578,681
575,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2026	06/01/2022	B	602,307
605,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2027	06/01/2022	B	628,420
65,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.000		04/01/2021	10/01/2013	B	65,162
680,000	CA Community College Financing Authority (GCCCD/PCCD/STTJCCD Obligated Group)[1]	5.625		04/01/2026	10/01/2013	B	681,170
7,050,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	05/30/2022	A	1,585,968
75,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500		06/01/2021	09/11/2014	A	73,159
295,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	11/09/2016	A	278,282
505,000	CA County Tobacco Securitization Agency (TASC)	5.100		06/01/2028	10/13/2021	A	442,229
5,175,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2021	07/30/2017	A	5,052,974
9,500,000	CA County Tobacco Securitization Agency (TASC)	5.450		06/01/2028	09/14/2024	A	8,508,675
220,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	08/31/2013	B	220,810
1,060,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625		06/01/2023	08/31/2013	B	1,062,809
8,325,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	08/31/2013	B	8,490,203
170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	12/01/2013	B	169,981
390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	08/31/2013	B	391,303
305,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	11/30/2013	B	304,976

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	21

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 2,085,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000%		06/01/2029	06/12/2015	A	$2,051,557
5,230,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	11/30/2013	B	5,229,372
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	11/30/2013	B	434,948
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	07/03/2041	A	504,077
1,300,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	08/31/2013	B	1,304,784
2,420,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	09/01/2013	B	2,429,946
835,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	08/31/2013	B	838,382
790,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	08/31/2013	B	792,125
1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2022	06/01/2022		1,167,870
400,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2024	06/01/2022	B	405,492
100,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000		10/01/2018	08/31/2013	B	100,284
50,000	CA Educational Facilities Authority (California Western School of Law)[1]	5.000		10/01/2028	08/31/2013	B	50,004
810,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	09/01/2013	B	810,875
295,000	CA Educational Facilities Authority (Pooled University)[1]	5.250		04/01/2024	08/31/2013	B	295,089
25,000	CA Educational Facilities Authority (Southwestern Law School)[1]	5.000		11/01/2023	08/31/2013	B	25,017
1,275,000	CA Educational Facilities Authority (Student Loan)[1]	5.400		03/01/2021	09/01/2013	B	1,276,173
40,000	CA Educational Facilities Authority (University of Redlands)[1]	5.000		06/01/2028	08/31/2013	B	40,003
335,000	CA Financing Authority (Wastewater Improvement)	6.100		11/01/2033	12/17/2031	A	316,394
5,000	CA GO1	4.750		02/01/2017	08/31/2013	B	5,018
60,000	CA GO1	4.800		08/01/2014	08/31/2013	B	60,229
5,000	CA GO	5.000		11/01/2013	08/31/2013	B	5,020
10,000	CA GO1	5.000		10/01/2014	08/31/2013	B	10,040
25,000	CA GO1	5.000		06/01/2017	08/31/2013	B	25,098
5,000	CA GO1	5.000		10/01/2017	08/31/2013	B	5,020
5,000	CA GO1	5.000		10/01/2018	08/31/2013	B	5,019
5,000	CA GO1	5.000		10/01/2018	08/31/2013	B	5,019
45,000	CA GO1	5.000		06/01/2019	08/31/2013	B	45,174

22	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 125,000	CA GO1	5.000%	11/01/2022	11/01/2013	B	$126,430
200,000	CA GO1	5.000	11/01/2022	11/01/2013	B	202,420
40,000	CA GO1	5.000	11/01/2022	11/01/2013	B	40,458
165,000	CA GO1	5.000	02/01/2023	08/01/2013	B	165,000
30,000	CA GO1	5.000	10/01/2023	08/31/2013	B	30,112
20,000	CA GO1	5.000	10/01/2023	08/31/2013	B	20,074
15,000	CA GO1	5.000	11/01/2023	08/31/2013	B	15,056
5,000	CA GO1	5.000	02/01/2025	08/31/2013	B	5,018
5,000	CA GO1	5.000	02/01/2025	08/31/2013	B	5,018
15,000	CA GO1	5.000	02/01/2025	08/01/2013	B	15,000
35,000	CA GO1	5.000	02/01/2026	08/01/2013	B	35,000
5,000	CA GO1	5.000	10/01/2028	08/31/2013	B	5,017
10,000	CA GO1	5.000	02/01/2032	08/01/2013	B	10,000
5,000	CA GO1	5.000	02/01/2033	08/31/2013	B	5,013
15,000	CA GO1	5.125	10/01/2027	08/31/2013	B	15,053
50,000	CA GO1	5.125	02/01/2028	08/01/2013	B	50,000
25,000	CA GO1	5.250	10/01/2013	10/01/2013		25,213
25,000	CA GO1	5.250	10/01/2013	10/01/2013		25,213
15,000	CA GO1	5.250	10/01/2015	10/01/2013	B	15,124
20,000	CA GO1	5.250	06/01/2016	12/01/2013	B	20,330
80,000	CA GO1	5.250	06/01/2017	12/01/2013	B	81,314
25,000	CA GO1	5.250	04/01/2018	08/31/2013	B	25,102
25,000	CA GO1	5.250	04/01/2019	08/31/2013	B	25,102
45,000	CA GO1	5.250	02/01/2021	08/01/2013	B	45,000
30,000	CA GO1	5.250	02/01/2021	08/31/2013	B	30,121
25,000	CA GO1	5.250	04/01/2021	08/31/2013	B	25,101
195,000	CA GO1	5.250	06/01/2021	12/01/2013	B	198,149
4,970,000	CA GO1	5.250	09/01/2024	09/01/2021	B	5,616,150
15,000	CA GO1	5.250	02/01/2025	08/01/2013	B	15,000
10,000	CA GO1	5.250	02/01/2025	08/31/2013	B	10,038
10,000	CA GO1	5.250	02/01/2028	08/01/2013	B	10,000
70,000	CA GO1	5.250	02/01/2028	08/31/2013	B	70,253
30,000	CA GO1	5.250	11/01/2028	11/01/2013	B	30,382
70,000	CA GO1	5.250	11/01/2028	11/01/2013	B	70,755
110,000	CA GO1	5.375	06/01/2026	12/01/2013	B	111,698
15,000	CA GO1	5.375	06/01/2026	12/01/2013	B	15,232
20,000	CA GO1	5.500	04/01/2014	08/31/2013	B	20,088
5,000	CA GO1	5.500	05/01/2014	08/31/2013	B	5,022

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	23

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 65,000	CA GO1	5.500%	06/01/2014	08/31/2013	B	$65,286
60,000	CA GO1	5.500	04/01/2015	10/01/2013	B	60,523
65,000	CA GO1	5.500	06/01/2015	08/31/2013	B	65,283
65,000	CA GO1	5.500	04/01/2019	10/01/2013	B	65,560
15,000	CA GO1	5.500	03/01/2020	09/01/2013	B	15,064
25,000	CA GO1	5.500	03/01/2020	09/01/2013	B	25,107
10,000	CA GO1	5.500	10/01/2022	10/01/2013	B	10,089
20,000	CA GO1	5.500	10/01/2022	10/01/2013	B	20,169
2,620,000	CA GO1	5.500	11/01/2033	11/01/2013	B	2,643,947
5,000	CA GO1	5.600	09/01/2021	09/01/2013	B	5,022
65,000	CA GO1	5.600	09/01/2021	09/01/2013	B	65,282
80,000	CA GO1	5.625	10/01/2021	10/01/2013	B	80,698
5,000	CA GO1	5.625	10/01/2023	10/01/2013	B	5,046
235,000	CA GO1	5.625	10/01/2023	10/01/2013	B	236,995
10,000	CA GO1	5.625	09/01/2024	09/01/2013	B	10,042
35,000	CA GO1	5.625	05/01/2026	08/31/2013	B	35,143
5,000	CA GO1	5.625	10/01/2026	10/01/2013	B	5,046
10,000	CA GO1	5.625	10/01/2026	10/01/2013	B	10,082
35,000	CA GO1	5.750	03/01/2015	09/01/2013	B	35,160
4,990,000	CA GO1	5.750	11/01/2017	11/01/2013	B	5,057,814
35,000	CA GO1	5.750	11/01/2017	11/01/2013	B	35,476
85,000	CA GO1	5.750	03/01/2023	09/01/2013	B	85,370
230,000	CA GO1	5.900	04/01/2023	10/01/2013	B	232,059
1,465,000	CA GO1	5.900	04/01/2023	10/01/2013	B	1,478,112
75,000	CA GO1	5.900	03/01/2025	09/01/2013	B	75,329
15,000	CA GO1	6.000	10/01/2014	10/01/2013	B	15,144
20,000	CA GO1	6.000	08/01/2015	02/01/2014	B	20,554
20,000	CA GO1	6.000	05/01/2018	11/01/2013	B	20,283
5,000	CA GO1	6.000	08/01/2019	02/01/2014	B	5,136
55,000	CA GO1	6.000	10/01/2021	10/01/2013	B	55,514
45,000	CA GO1	6.000	03/01/2024	09/01/2013	B	45,201
5,000	CA GO1	6.000	05/01/2024	11/01/2013	B	5,067
90,000	CA GO1	6.000	08/01/2024	02/01/2014	B	92,331
605,000	CA GO1	6.250	10/01/2019	10/01/2013	B	610,941
905,000	CA GO1	6.250	10/01/2019	10/01/2013	B	913,887
500,000	CA Health Facilities Financing Authority (CHW/CHC Obligated Group)[1]	5.625	07/01/2032	07/01/2015	B	508,130

24	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 2,500,000	CA Health Facilities Financing Authority (Children’s Hospital of Los Angeles)[1]	5.000%	11/15/2027	11/15/2022	B	$2,532,725
2,000,000	CA Health Facilities Financing Authority (CHW)[1]	5.250	03/01/2024	03/01/2016	B	2,159,220
55,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500	05/01/2020	08/31/2013	B	55,246
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	08/31/2013	B	10,044
340,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	08/31/2013	B	340,490
20,000	CA Health Facilities Financing Authority (PH&S/PH&S-Washington Obligated Group)[1]	5.500	10/01/2016	08/31/2013	B	20,079
1,490,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625	07/01/2019	08/31/2013	B	1,492,712
55,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	08/31/2013	B	55,153
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)	5.500	10/01/2013	08/31/2013	B	30,125
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250	06/01/2023	08/31/2013	B	40,129
50,000	CA Health Facilities Financing Authority (SCADP)	5.150	05/01/2016	08/31/2013	B	50,161
110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100	01/01/2024	08/31/2013	B	110,340
1,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250	08/15/2031	08/15/2021	B	1,039,160
1,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	01/03/2021	A	987,660
7,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	B	7,027,720
1,895,000	CA HFA (Home Mtg.)[1]	5.000	08/01/2037	05/01/2014	B	1,952,760
760,000	CA HFA (Home Mtg.)[1]	5.200	08/01/2028	04/12/2027	A	746,039
6,185,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	B	6,227,244
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	B	3,031,290
3,470,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	B	3,591,172
6,090,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	02/01/2015	B	6,346,815
105,000	CA HFA (Multifamily Hsg.)	5.200	08/01/2018	08/31/2013	B	105,215

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	25

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 15,000	CA HFA (Multifamily Hsg.)	5.300%	08/01/2028	08/31/2013	B	$15,060
185,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/06/2026	A	184,153
20,000	CA HFA (Multifamily Hsg.)[1]	5.375	08/01/2028	01/06/2026	A	19,908
4,285,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	08/31/2013	B	4,359,345
1,725,000	CA HFA (Multifamily Hsg.)[1]	5.400	08/01/2018	08/28/2013	B	1,726,622
985,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	08/31/2013	B	989,403
140,000	CA HFA (Multifamily Hsg.)[1]	5.850	08/01/2017	08/28/2013	B	140,364
900,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	08/31/2013	B	900,981
3,025,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	08/31/2013	B	3,109,367
4,585,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	08/30/2013	B	4,644,238
10,000	CA HFA (Multifamily Hsg.), Series A1	5.900	02/01/2028	08/31/2013	B	10,207
5,110,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	08/31/2013	B	5,243,218
2,585,000	CA HFA, Series A1	4.750	08/01/2021	06/07/2019	A	2,556,384
500,000	CA HFA, Series A1	4.850	08/01/2026	06/06/2024	A	494,115
2,920,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2014	B	3,051,546
1,075,000	CA HFA, Series E1	5.000	02/01/2024	02/01/2016	B	1,080,762
275,000	CA Infrastructure and Economic Devel. (LA County Dept. of Public Social Services)[1]	5.000	09/01/2028	09/01/2013	B	278,438
90,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.625	07/01/2020	08/31/2013	B	90,327
3,550,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	08/31/2013	B	3,561,254
375,000	CA Infrastructure and Economic Devel. (Vermont Village Human Services Corp.)[1]	5.750	09/01/2023	09/01/2013	B	380,078
345,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	08/31/2013	B	345,279
45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	08/31/2013	B	46,541
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750	05/01/2024	04/17/2020	A	9,959
335,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2029	10/01/2029		330,591
465,000	CA Municipal Finance Authority (Biola University)[1]	5.000	10/01/2030	10/01/2030		463,907
50,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	04/01/2018	B	53,436
1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)[1]	5.250	02/01/2024	02/01/2019	B	1,079,417
230,000	CA Municipal Finance Authority (Emerson College)[1]	5.000	01/01/2028	02/05/2026	A	228,358

26	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300%	12/01/2017	06/25/2016	A	$28,722
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	A	301,733
920,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	08/31/2013	B	923,422
255,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	08/31/2013	B	255,949
560,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	08/31/2013	B	562,083
945,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	08/31/2013	B	948,241
20,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)	5.125	01/01/2014	08/31/2013	B	20,060
35,000	CA Public Works	5.250	12/01/2013	08/31/2013	B	35,149
210,000	CA Public Works[1]	5.250	10/01/2015	08/31/2013	B	210,825
10,000	CA Public Works[1]	5.250	10/01/2016	08/31/2013	B	10,038
6,860,000	CA Public Works[1]	6.500	09/01/2017	10/19/2015	A	7,497,225
135,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	B	135,378
60,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	08/31/2013	B	60,218
25,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2016	08/31/2013	B	25,091
270,000	CA Public Works (California Community Colleges)[1]	5.000	12/01/2017	08/31/2013	B	270,959
70,000	CA Public Works (California Community Colleges)	5.100	09/01/2014	09/01/2013	B	70,281
50,000	CA Public Works (California Community Colleges)[1]	5.125	09/01/2016	09/01/2013	B	50,187
2,610,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	08/31/2013	B	2,620,884
25,000	CA Public Works (California Community Colleges)	5.250	12/01/2013	08/31/2013	B	25,104
260,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	08/31/2013	B	261,030
440,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	08/31/2013	B	441,729

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	27

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 140,000	CA Public Works (California Community Colleges)[1]	5.250%	12/01/2015	08/31/2013	B	$140,550
70,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	08/31/2013	B	70,269
75,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2016	08/31/2013	B	75,288
215,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	09/01/2013	B	215,759
25,000	CA Public Works (California Highway Patrol)[1]	5.000	11/01/2015	08/31/2013	B	25,093
60,000	CA Public Works (California Highway Patrol)	5.250	11/01/2014	08/31/2013	B	60,247
565,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	08/31/2013	B	567,124
50,000	CA Public Works (California Science Center)	5.250	10/01/2022	08/31/2013	B	50,161
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	10/01/2021	B	2,145,120
5,000	CA Public Works (California State University)[1]	5.000	09/01/2015	09/01/2013	B	5,019
225,000	CA Public Works (California State University)	5.250	10/01/2013	08/31/2013	B	225,938
45,000	CA Public Works (California State University)	5.250	10/01/2013	08/31/2013	B	45,188
600,000	CA Public Works (California State University)[1]	5.250	10/01/2015	08/31/2013	B	602,358
50,000	CA Public Works (California State University)[1]	5.375	10/01/2016	08/31/2013	B	50,197
50,000	CA Public Works (California State University)[1]	5.375	10/01/2017	08/31/2013	B	50,193
1,385,000	CA Public Works (California State University)[1]	5.400	12/01/2016	08/31/2013	B	1,390,498
40,000	CA Public Works (California State University)	5.450	09/01/2014	09/01/2013	B	40,175
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	09/01/2013	B	401,656
750,000	CA Public Works (Dept. of Corrections and Rehabilitation)[1]	5.750	11/01/2029	11/01/2019	B	830,108
110,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	09/01/2013	B	110,378
45,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	09/01/2013	B	45,155
795,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	09/01/2013	B	797,465

28	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 385,000	CA Public Works (Dept. of Corrections)[1]	5.000%	03/01/2027	09/01/2013	B	$385,832
25,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	09/01/2013		25,104
75,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2013	09/01/2013		75,313
100,000	CA Public Works (Dept. of Corrections)	5.250	03/01/2014	09/01/2013	B	100,415
320,000	CA Public Works (Dept. of Corrections)	5.250	09/01/2014	09/01/2013	B	321,322
100,000	CA Public Works (Dept. of Corrections)	5.250	10/01/2014	08/31/2013	B	100,413
225,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2013	B	225,884
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2013	B	75,295
60,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2013	B	60,236
285,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2016	09/01/2013	B	286,094
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2016	09/01/2013	B	50,192
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2017	09/01/2013	B	50,188
10,000	CA Public Works (Dept. of Corrections)[1]	5.250	03/01/2021	09/01/2013	B	10,033
100,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2015	08/31/2013	B	100,403
125,000	CA Public Works (Dept. of Corrections)[1]	5.375	10/01/2016	08/31/2013	B	125,493
40,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2017	08/31/2013	B	40,159
370,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	08/31/2013	B	371,428
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	08/31/2013	B	351,313
100,000	CA Public Works (Dept. of Corrections)[1]	5.500	06/01/2022	12/01/2013	B	101,763
45,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	08/31/2013	B	45,168
20,000	CA Public Works (Dept. of General Services)[1]	4.800	03/01/2019	09/01/2013	B	20,065
75,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2023	08/31/2013	B	75,219

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	29

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 130,000	CA Public Works (Dept. of General Services)[1]	5.000%	03/01/2027	09/01/2013	B	$130,281
150,000	CA Public Works (Dept. of General Services)[1]	5.000	03/01/2027	09/01/2013	B	150,324
85,000	CA Public Works (Dept. of General Services)[1]	5.125	12/01/2021	08/31/2013	B	85,273
25,000	CA Public Works (Dept. of General Services)	5.250	11/01/2014	08/31/2013	B	25,103
125,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2015	08/31/2013	B	125,491
515,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2016	08/31/2013	B	516,978
170,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2017	08/31/2013	B	170,639
600,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2018	08/31/2013	B	602,184
505,000	CA Public Works (Dept. of General Services)[1]	5.250	12/01/2019	08/31/2013	B	506,783
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	09/01/2013	B	25,086
25,000	CA Public Works (Dept. of General Services)[1]	5.250	03/01/2020	09/01/2013	B	25,086
100,000	CA Public Works (Dept. of General Services)[1]	5.250	06/01/2025	12/01/2013	B	101,255
10,000	CA Public Works (Dept. of Justice Building)[1]	4.800	05/01/2015	08/31/2013	B	10,036
50,000	CA Public Works (Dept. of Justice)[1]	5.125	11/01/2017	08/31/2013	B	50,183
30,000	CA Public Works (Dept. of Justice)[1]	5.250	11/01/2016	08/31/2013	B	30,115
95,000	CA Public Works (Dept. of Mental Health)[1]	5.125	06/01/2029	06/01/2014	B	98,882
30,000	CA Public Works (Dept. of Mental Health)[1]	5.250	04/01/2023	08/31/2013	B	30,121
95,000	CA Public Works (Dept. of Veterans)	5.125	10/01/2013	08/31/2013	B	95,387
250,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	08/31/2013	B	251,008
10,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2017	08/31/2013	B	10,040
30,000	CA Public Works (Dept. of Youth Authority)[1]	5.500	10/01/2018	08/31/2013	B	30,116
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2025	03/01/2023	B	954,643
875,000	CA Public Works (Judicial Council)[1]	5.000	03/01/2026	03/01/2023	B	939,383
3,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	B	3,248,430
25,000	CA Public Works (Library & Courts Annex)[1]	5.000	05/01/2015	08/31/2013	B	25,093

30	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	CA Public Works (Library & Courts Annex)[1]	5.000%	05/01/2018	08/31/2013	B	$25,086
25,000	CA Public Works (Regents University)	5.250	11/01/2013	08/31/2013	B	25,107
25,000	CA Public Works (Regents University)	5.250	11/01/2013	08/31/2013	B	25,106
400,000	CA Public Works (Regents University)	5.250	11/01/2014	08/31/2013	B	401,676
25,000	CA Public Works (Regents University)	5.250	11/01/2014	08/31/2013	B	25,105
20,000	CA Public Works (Regents University)[1]	5.250	04/01/2015	08/31/2013	B	20,082
60,000	CA Public Works (State Universities)	5.250	12/01/2013	08/31/2013	B	60,256
460,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	08/31/2013	B	461,536
1,730,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	08/31/2013	B	1,736,678
50,000	CA Public Works (Trustees California State University)[1]	5.000	10/01/2019	08/31/2013	B	50,167
20,000	CA Public Works (Various California State Universities)[1]	5.550	09/01/2016	09/01/2013	B	20,082
130,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	09/01/2013	B	130,482
855,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	09/01/2013	B	858,634
75,000	CA Public Works (Various Community Colleges)	5.600	04/01/2014	08/31/2013	B	75,332
2,770,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2013	B	2,781,523
3,330,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2013	B	3,343,853
2,270,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	09/01/2013	B	2,278,740
200,000	CA Public Works (Various State Universities)	5.250	12/01/2013	08/31/2013	B	200,852
235,000	CA Public Works (Various State Universities)	5.250	10/01/2014	08/31/2013	B	235,985
300,000	CA Public Works (Various State Universities)	5.300	12/01/2014	08/31/2013	B	301,263
230,000	CA Public Works (Various State Universities)	5.350	12/01/2015	08/31/2013	B	230,922
465,000	CA Public Works (Various State Universities)	5.375	12/01/2019	08/31/2013	B	466,693
1,120,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	08/31/2013	B	1,123,741
125,000	CA Public Works (Various State Universities)[1]	5.400	10/01/2022	08/31/2013	B	125,418
280,000	CA Public Works (Various State Universities)[1]	5.500	09/01/2015	09/01/2013	B	281,159

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	31

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 30,000	CA Public Works Board (California Highway Patrol)[1]	5.250%	11/01/2020	08/31/2013	B	$30,103
35,000	CA River Highlands Community Services District[3]	7.750	09/02/2020	07/01/2017	A	11,731
5,000	CA River Highlands Community Services District[3]	8.125	09/02/2020	07/26/2017	A	1,676
30,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350	12/01/2029	09/15/2014	A	30,489
400,000	CA School Finance Authority Charter School (Coastal Acedemy)[1]	5.000	10/01/2022	01/15/2020	A	408,528
40,000	CA Special Districts Association Finance Corp.[1]	5.000	01/01/2018	08/31/2013	B	40,074
260,000	CA State University (Hayward Foundation)[1]	5.250	08/01/2025	08/29/2013	B	261,365
15,000	CA Statewide CDA[1]	5.250	10/01/2028	10/01/2013	B	15,125
25,000	CA Statewide CDA	6.625	09/01/2027	09/01/2013	B	25,011
5,000	CA Statewide CDA	7.000	07/01/2022	08/31/2013	B	5,006
7,000,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	A	7,351,610
55,000	CA Statewide CDA (Bouquet Canyon)	5.300	07/01/2018	09/01/2013	B	55,116
1,220,000	CA Statewide CDA (California Hsg. Foundation)[1]	5.250	12/01/2027	12/01/2017	B	1,261,968
1,090,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	08/31/2013	B	1,104,770
100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)[1]	6.000	05/15/2023	05/15/2018	B	108,088
490,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.000	07/01/2022	05/28/2015	B	515,416
1,730,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2024	06/09/2015	B	1,770,430
830,000	CA Statewide CDA (Daughters of Charity Health System/St. Francis Medical Center Obligated Group)[1]	5.250	07/01/2025	06/07/2015	B	858,627
500,000	CA Statewide CDA (East Tabor Apartments)	6.850	08/20/2036	08/13/2013	B	516,115
45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	09/01/2014	B	45,215
5,000,000	CA Statewide CDA (LAJHFTA/EVOTLAJHFTA/GVOTLAJHOTA Obligated Group)[1]	5.250	11/15/2023	11/15/2013	B	5,059,350
20,000	CA Statewide CDA (Lincoln Apartments)[1]	5.200	09/20/2020	08/31/2013	B	20,028

32	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 150,000	CA Statewide CDA (Quail Ridge Apartments)	5.375%	07/01/2032	11/27/2029	A	$106,601
430,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	04/22/2018	A	404,359
380,000	CA Statewide CDA (Sherman Oaks)[1]	5.000	08/01/2018	08/31/2013	B	381,068
560,000	CA Statewide CDA (Sycamore)[1]	6.000	03/20/2038	03/20/2014	B	588,470
530,000	CA Statewide CDA (Water & Wastewater)[1]	5.125	10/01/2022	08/31/2013	B	531,760
25,000	CA Statewide CDA Community Facilities District	6.350	09/01/2021	09/01/2013	B	25,395
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000	04/01/2018	08/31/2013	B	5,003
645,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125	04/01/2023	05/07/2021	A	631,494
85,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	08/31/2013	B	85,022
440,000	CA Statewide CDA School Facilities (47th & Main)[1]	5.125	07/01/2022	01/25/2019	A	438,891
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.300	09/01/2017	08/31/2013	B	20,613
25,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)	5.600	09/01/2020	09/01/2017	B	25,733
115,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2026	08/31/2013	B	115,346
5,000	CA Statewide CDA Water & Wastewater[1]	5.000	10/01/2031	08/31/2013	B	5,013
90,000	CA Statewide CDA Water & Wastewater[1]	5.300	10/01/2020	08/31/2013	B	90,357
3,653,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/25/2016	A	3,577,602
1,820,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	07/24/2016	A	1,757,174
3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	10/31/2013	B	3,394,593
50,000	CA Water Resource Devel. GO, Series L1	4.500	08/01/2017	08/31/2013	B	50,169
60,000	CA Water Resource Devel. GO, Series P1	5.800	06/01/2014	08/31/2013	B	60,279
20,000	CA Water Resource Devel. GO, Series P & N	5.000	06/01/2020	08/31/2013	B	20,077
60,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	08/31/2013	B	60,235
25,000	CA Water Resource Devel. GO, Series Q & R1	5.000	03/01/2015	08/31/2013	B	25,098

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	33

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 15,000	CA Water Resource Devel. GO, Series Q & R1	5.000%	03/01/2017	08/31/2013	B	$15,059
20,000	CA Western Hills Water District Special Tax	5.000	09/01/2014	03/06/2014	A	19,763
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	4.650	09/01/2014	09/01/2014		24,378
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/22/2021	A	114,848
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	A	46,909
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	09/14/2018	A	107,538
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	A	39,926
10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	06/18/2025	A	9,763
30,000	California City, CA Redevel. Agency Tax Allocation	7.000	09/01/2015	08/31/2013	B	30,093
20,000	Cambrian, CA School District[1]	5.000	07/01/2026	08/31/2013	B	20,067
205,000	Campbell, CA COP (Civic Center)[1]	5.250	10/01/2028	08/31/2013	B	205,592
15,000	Campbell, CA Redevel. Agency Tax Allocation[1]	5.800	10/01/2027	05/31/2025	A	13,964
5,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	12/01/2013	B	5,090
500,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2018	09/01/2013	B	501,970
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	09/01/2013	B	75,296
15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)[1]	5.300	09/01/2023	09/01/2013	B	15,003
40,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	09/01/2013	B	40,044
60,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	09/02/2013	B	60,034
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/02/2013	B	30,046
80,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2013	B	80,092
300,000	Carson, CA Redevel. Agency	5.000	10/01/2024	10/01/2013	B	302,271
65,000	Carson, CA Redevel. Agency[1]	5.000	10/01/2026	10/01/2026		64,547

34	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 50,000	Carson, CA Redevel. Agency[1]	5.250%	10/01/2017	10/01/2013	B	$50,192
200,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2018	10/01/2013	B	200,652
100,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2019	10/01/2013	B	100,275
130,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2020	10/01/2013	B	130,291
65,000	Carson, CA Redevel. Agency[1]	5.250	10/01/2021	10/01/2013	B	65,111
25,000	Carson, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2022	10/01/2013	B	25,035
15,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	10/01/2013		15,154
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2013	B	2,769,443
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	09/02/2013	B	72,098
150,000	Cathedral City, CA Public Financing Authority[1]	5.000	08/01/2026	08/01/2014	B	150,071
100,000	Cathedral City, CA Public Financing Authority	5.300	08/01/2013	08/01/2013		100,000
30,000	Cathedral City, CA Public Financing Authority[1]	5.600	08/01/2018	08/31/2013	B	30,058
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	A	36,184
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700	09/01/2030	01/10/2028	A	32,081
2,500,000	Central CA Unified School District[1]	5.000	07/01/2029	07/01/2014	B	2,583,850
10,000	Central CA Unified School District	5.625	03/01/2018	09/01/2013	B	10,045
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	09/02/2013		100,303
150,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2018	08/31/2013	B	150,396
110,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	08/31/2013	B	110,261
255,000	Chino Hills, CA COP[1]	5.000	09/01/2026	09/01/2013	B	255,120
50,000	Chino, CA Community Facilities District Special Tax No. 2	5.000	09/01/2026	10/07/2024	A	48,549
20,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2014	B	20,131
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	09/01/2013	B	55,130
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	09/01/2013	B	15,020
250,000	Chula Vista, CA Community Facilities District (Otay Ranch Village)	6.000	09/01/2033	09/01/2013	B	250,088
280,000	Chula Vista, CA COP	5.000	08/01/2024	08/31/2013	B	282,458
70,000	Chula Vista, CA Elementary School District COP (Elementary School Building)[1]	5.000	09/01/2026	09/01/2013	B	70,281

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	35

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000%	09/02/2015	04/08/2014	A	$10,333
50,000	Chula Vista, CA Public Financing Authority	4.750	09/02/2015	09/02/2013	B	50,153
190,000	Chula Vista, CA Public Financing Authority[1]	5.000	09/02/2016	09/02/2013	B	190,640
1,000,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	09/01/2013	B	1,023,640
25,000	Clovis, CA Public Financing Authority[1]	5.375	03/01/2020	09/01/2013	B	25,103
15,000	Clovis, CA Unified School District COP (School Site Acquisition)[1]	5.250	11/01/2014	08/31/2013	B	15,059
100,000	Coachella Valley, CA Unified School District COP[1]	5.000	09/01/2027	09/01/2013	B	100,024
1,380,000	Coachella Valley, CA Unified School District COP[1]	5.000	09/01/2031	09/01/2013	B	1,380,055
1,525,000	Coalinga, CA Public Financing Authority (Water & Wastewater Refinancing)[1]	5.000	04/01/2030	05/07/2028	A	1,509,598
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	09/01/2013	B	25,026
320,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2018	08/27/2013	B	320,355
40,000	Colton, CA Public Financing Authority, Series A1	5.000	08/01/2027	11/27/2023	A	37,233
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	05/05/2018	A	47,641
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	01/24/2032	A	19,299
1,710,000	Compton, CA Community College District[1]	5.000	07/01/2020	07/01/2020		1,872,946
1,895,000	Compton, CA Community College District[1]	5.000	07/01/2021	07/01/2021		2,053,953
1,310,000	Compton, CA Community College District[1]	5.000	07/01/2023	07/01/2022	B	1,396,290
10,000	Compton, CA Community College District[1]	5.000	07/01/2028	07/01/2014	B	10,006
3,500,000	Compton, CA Public Finance Authority	5.000	09/01/2022	06/04/2019	A	2,922,675
480,000	Compton, CA Sewer[1]	5.375	09/01/2023	08/06/2019	A	464,918
25,000	Concord, CA GO	5.000	08/01/2017	08/31/2013	B	25,053
25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000	03/01/2016	09/01/2013	B	25,090

36	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.000%	03/01/2017	09/01/2013	B	$25,083
95,000	Concord, CA Joint Powers Financing Authority (Concord Avenue Packaging)[1]	5.125	03/01/2023	09/01/2013	B	95,092
10,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2019	08/31/2013	B	10,023
105,000	Contra Costa County, CA Public Financing Authority[1]	5.000	06/01/2028	08/31/2013	B	105,265
45,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2014	08/31/2013	B	45,179
110,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2015	08/31/2013	B	110,411
25,000	Contra Costa County, CA Public Financing Authority	5.250	06/01/2016	08/31/2013	B	25,087
585,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	09/05/2017	A	545,887
20,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	08/31/2013	B	20,093
20,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013	B	20,080
205,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2021	09/01/2013	B	205,617
70,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2028	09/01/2013	B	71,229
60,000	Corona, CA COP (Clearwater Cogeneration)[1]	5.000	09/01/2031	09/01/2013	B	60,768
15,000	Corona, CA Public Financing Authority[1]	5.000	09/01/2020	09/01/2013	B	15,057
500,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2023	09/01/2014	B	517,490
85,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	09/01/2013	B	85,222
80,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.625	09/01/2021	09/01/2013	B	80,093
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	09/01/2013	B	15,066
25,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	09/01/2013	B	25,091
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	09/01/2017	B	100,532
750,000	Corona-Norco, CA Unified School District Public Financing Authority[1]	5.000	09/01/2026	09/01/2023	B	763,350

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	37

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 60,000	Coronado, CA Community Devel. Agency Tax Allocation	5.100%	09/01/2013	09/01/2013		$60,241
50,000	Coronado, CA Financing Authority (Storm Drain System)[1]	5.000	03/01/2026	03/01/2014	B	50,340
75,000	Covina, CA Public Financing Authority[1]	5.250	12/01/2018	08/31/2013	B	75,187
20,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.000	10/01/2016	04/02/2015	A	21,232
115,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.250	10/01/2017	10/01/2017		123,622
120,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.625	10/01/2018	10/01/2018		130,966
155,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2019	10/01/2019		171,500
35,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	6.875	10/01/2020	10/01/2020		42,041
185,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.000	10/01/2021	10/01/2021		223,436
110,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.125	10/01/2020	10/01/2020		122,977
130,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.250	10/01/2021	10/01/2021		145,586
315,000	Cudahy, CA Community Devel. Commission Tax Allocation[1]	7.750	10/01/2027	10/01/2021	B	341,577
115,000	Culver City, CA COP	5.750	01/01/2016	08/31/2013	B	115,384
25,000	Culver City, CA Redevel. Agency[1]	5.500	11/01/2020	08/31/2013	B	25,505
200,000	Culver City, CA Redevel. Finance Authority[1]	5.200	11/01/2013	08/31/2013	B	200,812
10,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2014	05/07/2014	A	10,178
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2019	08/31/2013	B	25,505
15,000	Culver City, CA Redevel. Finance Authority[1]	5.600	11/01/2025	08/31/2013	B	15,040
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	08/31/2013	B	20,006
1,000,000	Davis, CA Redevel. Agency Tax Allocation[1]	6.500	12/01/2026	12/01/2021	B	1,144,790
655,000	Del Norte County, CA COP[1]	5.400	06/01/2019	08/31/2013	B	657,738
975,000	Delano, CA Union High School District[1]	5.100	02/01/2023	02/01/2023		1,073,914
510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)[1]	6.000	09/01/2023	09/01/2019	B	557,093

38	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 360,000	Dinuba, CA Redevel. Agency Tax Allocation[1]	5.750%	09/01/2028	07/25/2019	B	$368,618
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	09/02/2013	B	40,043
35,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	09/02/2013	B	35,023
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	01/13/2014	B	482,650
50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	05/06/2025	A	49,103
25,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000	09/01/2027	10/04/2025	A	24,553
40,000	Eastern CA Municipal Water District Community Facilities Special Tax	6.375	09/01/2027	09/01/2013	B	40,203
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	09/01/2013	B	92,175
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	09/01/2013	B	66,578
45,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	09/01/2013	B	45,646
10,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2013	B	10,009
20,000	Eastside, CA Union School District[1]	5.125	08/01/2026	02/01/2014	B	20,132
50,000	El Centro, CA Financing Authority (El Centro Regional Medical Center)[1]	5.250	03/01/2026	09/01/2013	B	50,026
220,000	El Cerrito, CA Redevel. Agency Tax Allocation[1]	5.000	07/01/2019	08/31/2013	B	220,231
630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2026	09/01/2022	B	648,194
800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288[1]	5.000	09/01/2027	09/01/2022	B	813,792
1,200,000	El Dorado, CA Irrigation District COP[1]	6.250	08/01/2029	08/01/2014	B	1,249,764
50,000	El Monte, CA City School District[1]	5.375	05/01/2014	11/01/2013	B	50,648
75,000	El Monte, CA City School District[1]	6.250	05/01/2025	11/01/2013	B	76,144
50,000	El Monte, CA COP (Dept. of Public Social Services Facility)[1]	5.000	06/01/2019	06/01/2014	B	50,521
1,170,000	Emery, CA Unified School District[1]	6.250	08/01/2026	08/01/2021	B	1,375,347
2,000,000	Emeryville, CA Public Financing Authority[1]	5.200	09/01/2022	09/01/2013	B	2,039,960

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	39

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 195,000	Emeryville, CA Public Financing Authority[1]	6.200%	09/01/2025	09/01/2013	B	$195,298
75,000	Emeryville, CA Public Financing Authority (Emeryville Redevel.)[1]	5.250	09/01/2019	09/01/2013	B	75,101
375,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2019	09/01/2013	B	375,431
230,000	Emeryville, CA Public Financing Authority (Shellmound Park Redevel. & Hsg.)[1]	5.000	09/01/2028	04/18/2024	A	219,098
15,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	10/20/2015	A	14,772
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2013	B	15,489
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/04/2027	A	7,162
260,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 1[1]	5.500	10/01/2015	08/31/2013	B	260,975
270,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.250	10/01/2013	08/31/2013	B	271,131
100,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2015	08/31/2013	B	100,424
50,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2016	08/31/2013	B	50,212
250,000	Folsom Cordova, CA Unified School District School Facilities Improvement District No. 2[1]	5.375	10/01/2017	08/31/2013	B	251,060
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	09/02/2013	B	25,017
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	09/02/2013	B	25,016
60,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2014	09/01/2013	B	60,226
250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	B	265,210
90,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	09/01/2023	09/01/2013	B	90,108
1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.250	09/01/2020	09/01/2013	B	1,667,747
700,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	09/01/2013	B	709,709
555,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	09/01/2013	B	556,271

40	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 200,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000%		09/01/2016	09/01/2013	B	$200,334
25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)[1]	5.000		09/01/2021	09/01/2013	B	25,008
205,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2027	10/01/2013	B	205,066
40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)[1]	5.450		09/01/2029	10/11/2027	A	39,896
675,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000		09/01/2022	09/01/2013	B	675,419
265,000	Fontana, CA Special Tax (Citrus)	5.000		09/01/2020	09/01/2013	B	273,186
2,350,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250		09/01/2017	09/01/2013	B	2,355,006
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125		10/01/2015	10/01/2013	B	10,077
270,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000		01/15/2014	08/31/2013	B	270,554
35,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000		01/01/2035	01/01/2035		34,434
715,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125		01/15/2015	08/31/2013	B	716,451
2,170,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.125		01/15/2019	08/31/2013	B	2,171,823
1,175,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375		01/15/2014	08/31/2013	B	1,177,773
320,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.375		01/15/2015	08/31/2013	B	320,714
20,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road	5.561	[2]	01/15/2017	10/31/2013	B	16,507
500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.800		01/15/2020	01/15/2014	B	508,505
1,655,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875		01/15/2026	01/15/2014	B	1,676,929
1,335,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.000		01/15/2016	08/31/2013	B	1,337,123
10,000	Fremont, CA GO1	5.000		08/01/2029	08/09/2013	B	10,011
100,000	Freshwater, CA School District[1]	5.000		08/01/2025	02/01/2014	B	100,205
1,200,000	Fresno, CA Airport[1]	5.800		07/01/2030	08/19/2013	B	1,203,192
175,000	Fresno, CA Airport, Series A1	5.500		07/01/2030	08/19/2013	B	175,439
10,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		06/01/2019	08/31/2013	B	10,038
30,000	Fresno, CA Joint Powers Financing Authority[1]	5.000		06/01/2020	08/31/2013	B	30,115

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	41

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 870,000	Fresno, CA Joint Powers Financing Authority[1]	5.000%	04/01/2022	04/01/2018	B	$886,982
65,000	Fresno, CA Joint Powers Financing Authority[1]	5.000	06/01/2028	08/31/2013	B	65,020
110,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	08/01/2018	08/31/2013	B	110,183
2,160,000	Fresno, CA Joint Powers Financing Authority[1]	5.250	10/01/2024	10/13/2023	A	2,048,695
70,000	Fresno, CA Joint Powers Financing Authority[1]	5.500	06/01/2015	08/31/2013	B	70,302
140,000	Fresno, CA Joint Powers Financing Authority[1]	5.750	06/01/2026	08/31/2013	B	143,504
305,000	Fresno, CA Joint Powers Financing Authority (Exhibit Hall Expansion)	5.000	09/01/2013	09/01/2013		306,205
55,000	Fullerton, CA Public Financing Authority[1]	5.125	05/01/2021	11/01/2013	B	55,642
135,000	Fullerton, CA Redevel. Agency COP[1]	5.000	04/01/2026	04/01/2017	B	135,551
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	09/01/2013	B	80,387
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2013	B	10,302
25,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.000	10/01/2025	10/01/2013	B	25,186
100,000	Garden Grove, CA Agency for Community Devel. Tax Allocation[1]	5.375	10/01/2020	10/01/2013	B	100,647
115,000	Garden Grove, CA COP[1]	5.375	03/01/2017	09/01/2013	B	115,866
265,000	Glendale, CA Redevel. Agency Tax Allocation (Central Glendale Redevel.)[1]	5.250	12/01/2021	12/01/2013	B	269,643
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	09/02/2013	B	20,011
425,000	Grand Terrace, CA Community Redevel. Agency[1]	5.100	09/01/2022	09/01/2019	B	449,646
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/19/2028	A	12,946
20,000	Greenfield, CA Union School District	6.250	09/01/2030	09/01/2013	B	20,609
1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2022	12/01/2014	B	1,542,614
1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation[1]	5.250	12/01/2023	12/01/2014	B	1,045,840
135,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2018	09/01/2013	B	135,435
75,000	Hawthorne, CA Community Redevel. Agency[1]	5.000	09/01/2024	09/01/2013	B	75,233
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	10/01/2013	B	3,324,103
90,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2013	B	90,356

42	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 155,000	Hawthorne, CA Parking Authority	8.125%	09/01/2019	09/01/2013	B	$155,386
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/02/2013	B	45,111
20,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.000	08/01/2017	02/01/2014	B	20,350
1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.125	08/01/2031	02/01/2014	B	1,030,032
50,000	Hement, CA Redevel. Agency Tax Allocation[1]	5.000	09/15/2023	08/31/2013	B	50,022
1,980,000	Hesperia, CA Public Financing Authority, Tranche A	6.250	09/01/2035	11/22/2028	A	1,908,779
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2013	B	10,308
125,000	Hollister, CA Redevel. Agency Tax Allocation[1]	5.250	10/01/2016	10/01/2013	B	125,856
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2013	B	15,050
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	04/15/2026	A	19,099
1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)[4]	5.250	09/01/2025	09/01/2018	B	1,086,207
1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)[4]	5.250	09/01/2026	09/01/2018	B	1,141,894
100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)[1]	5.000	08/01/2018	08/01/2014	B	101,917
2,735,000	Imperial, CA Public Financing Authority (Water Facility)[1]	5.000	10/15/2026	10/15/2022	B	2,790,384
250,000	Indio, CA Community Facilities District Special Tax	5.200	09/01/2027	11/13/2024	A	237,995
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	09/01/2013	B	50,063
125,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2013	B	125,436
50,000	Industry, CA GO1	5.000	01/01/2024	08/31/2013	B	50,838
70,000	Industry, CA GO1	5.000	01/01/2027	01/01/2014	B	71,232
75,000	Industry, CA Urban Devel. Agency	5.000	05/01/2020	08/31/2013	B	75,914
130,000	Industry, CA Urban Devel. Agency (South Montebello)	5.000	05/01/2019	08/31/2013	B	131,421
750,000	Inland Valley, CA Devel. Agency Tax Allocation	5.500	04/01/2014	04/01/2014		776,078

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	43

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 710,000	Irvine, CA Improvement Bond Act 1915[1]	5.000%	09/02/2025	09/02/2023	B	$733,267
400,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2026	09/02/2023	B	409,212
325,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2027	09/02/2023	B	328,065
350,000	Irvine, CA Improvement Bond Act 1915[1]	5.000	09/02/2028	09/02/2023	B	353,577
100,000	Jurupa, CA Community Services District Special Tax	5.000	09/01/2027	04/23/2025	A	97,238
25,000	Kern Valley, CA Healthcare District[1]	5.250	08/01/2021	08/31/2013	B	25,083
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	08/31/2013	B	15,034
15,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2014	08/31/2013	B	15,043
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	08/31/2013	B	10,012
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	09/02/2013	B	55,010
100,000	La Mirada, CA Redevel. Agency[1]	5.000	08/15/2014	08/31/2013	B	100,388
25,000	La Mirada, CA Redevel. Agency	5.000	08/15/2015	08/31/2013	B	25,080
60,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2021	08/31/2013	B	60,212
175,000	La Mirada, CA Redevel. Agency[1]	5.125	08/15/2022	08/31/2013	B	175,600
35,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2021	09/01/2013	B	35,058
475,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.100	09/01/2031	09/01/2013	B	474,981
290,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	09/01/2013	B	290,090
50,000	LaFayette, CA Redevel. Agency Tax Allocation[1]	5.750	08/01/2032	08/01/2014	B	50,055
15,000	Lake Elsinore, CA Public Financing Authority	6.375	10/01/2033	10/01/2017	B	15,231
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	09/01/2017	B	511,245
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	09/01/2015	B	1,136,714
25,000	Lake Elsinore, CA Unified School District COP[1]	4.750	02/01/2020	08/31/2013	B	25,014
35,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2013	B	35,140
615,000	Lancaster, CA Redevel. Agency[1]	5.500	12/01/2028	12/01/2020	B	627,583
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	08/31/2013	B	15,005

44	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 115,000	Lathrop, CA Financing Authority (Water Supply)	5.700%	06/01/2019	12/01/2013	B	$115,698
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	12/01/2013	B	15,080
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	03/02/2014	B	10,084
5,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	09/02/2013	B	5,163
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	03/02/2014	B	10,051
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	03/02/2014	B	60,176
50,000	Lawndale, CA Elementary School District[1]	5.000	08/01/2029	02/01/2014	B	50,773
100,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2027	09/01/2013	B	100,470
200,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125	09/01/2032	09/01/2013	B	200,940
1,500,000	Lee Lake, CA Water District Community Facilities District No. 3 Special Tax	5.750	09/01/2023	09/01/2013	B	1,536,570
115,000	Lincoln, CA Public Financing Authority[1]	5.000	08/01/2028	11/27/2024	A	114,879
100,000	Livermore Valley, CA Joint Unified School District[1]	5.000	08/01/2023	08/31/2013	B	100,386
20,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	03/02/2014	A	20,435
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2013	B	44,998
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	03/30/2029	A	14,937
925,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	08/31/2013	B	933,862
50,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.250	08/01/2018	08/31/2013	B	50,506
2,000,000	Lodi, CA Public Financing Authority[1]	5.250	10/01/2026	04/01/2022	B	2,085,760
10,000	Long Beach, CA Bond Finance Authority[1]	5.000	11/01/2024	08/31/2013	B	10,002
370,000	Long Beach, CA Bond Finance Authority[1]	5.250	11/15/2023	11/15/2023		406,242
500,000	Long Beach, CA Bond Finance Authority (Rainbow Harbor)[1]	5.000	05/01/2024	05/01/2016	B	555,450

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	45

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 20,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000%	08/01/2025	08/01/2015	B	$20,416
620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		671,621
685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		753,452
50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	08/31/2013	B	50,007
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2013	B	5,019
65,000	Los Angeles County, CA Public Works Financing Authority (Calabasas Landfill)[1]	5.000	06/01/2022	08/31/2013	B	65,224
1,250,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000	08/01/2028	08/01/2022	B	1,309,975
50,000	Los Angeles County, CA Sanitation Districts Financing Authority[1]	5.000	10/01/2021	10/01/2013	B	50,402
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2013	B	100,139
60,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)	6.000	09/01/2031	09/01/2013	B	60,024
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.100	12/01/2015	08/31/2013	B	40,134
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	08/31/2013	B	50,139
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	08/31/2013	B	50,175
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	08/31/2013	B	120,419
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	08/31/2013	B	125,441
80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	08/31/2013	B	80,282
515,000	Los Angeles, CA Community Redevel. Agency (Hollywood)[1]	5.000	07/01/2022	08/31/2013	B	515,026
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500	09/01/2014	09/01/2013	B	25,069
20,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	4.750	07/01/2017	08/31/2013	B	20,023
35,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.000	07/01/2020	08/31/2013	B	35,021
75,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125	07/01/2023	08/31/2013	B	75,001

46	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 60,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.125%		07/01/2024	07/01/2024		$59,453
25,000	Los Angeles, CA Community Redevel. Agency (North Hollywood)[1]	5.250		07/01/2018	08/31/2013	B	25,033
20,000,000	Los Angeles, CA Community Redevel. Agency (Wilshire Station Apartments) LIFERS	0.260	[5]	10/15/2038	08/07/2013	B	20,000,000
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[6]	5.375		05/15/2025	02/02/2017	A	10,945,973
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750		08/15/2017	08/31/2013	B	15,055
10,000	Los Angeles, CA Dept. of Water & Power	4.750		10/15/2020	08/31/2013	B	10,037
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350		07/01/2022	08/31/2013	B	65,085
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500		07/01/2022	08/31/2013	B	15,033
45,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700		06/20/2028	08/31/2013	B	45,013
35,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900		01/01/2030	08/31/2013	B	35,037
20,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West Senior Partners)[1]	5.400		01/20/2031	08/31/2013	B	20,013
1,905,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)	5.300		01/20/2021	08/31/2013	B	1,913,973
60,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500		06/01/2016	08/31/2013	B	60,262
25,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500		06/01/2017	08/31/2013	B	25,109
150,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)	5.500		06/01/2018	08/31/2013	B	150,648
100,000	Los Angeles, CA Municipal Improvement Corp. (Central Library)[1]	5.500		06/01/2019	08/31/2013	B	100,431
120,000	Los Angeles, CA Parking System[1]	5.125		05/01/2016	11/01/2013	B	121,195
500,000	Los Angeles, CA Parking System[1]	5.250		05/01/2018	11/01/2013	B	504,970
200,000	Los Angeles, CA Parking System[1]	5.250		05/01/2022	11/01/2013	B	201,988
245,000	Los Angeles, CA Parking System[1]	5.250		05/01/2029	11/01/2013	B	247,107
10,900,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.500		12/01/2024	11/20/2014	B	10,945,344
25,000	Los Angeles, CA State Building Authority	5.300		10/01/2014	08/31/2013	B	25,104
50,000	Los Angeles, CA State Building Authority	5.400		10/01/2015	08/31/2013	B	50,194
20,000	Los Angeles, CA State Building Authority	5.400		10/01/2015	08/31/2013	B	20,081

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	47

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 70,000	Los Angeles, CA State Building Authority[1]	5.500%	10/01/2016	08/31/2013	B	$70,228
200,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2017	08/31/2013	B	200,652
70,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2018	08/31/2013	B	70,228
205,000	Los Angeles, CA State Building Authority[1]	5.500	10/01/2019	08/31/2013	B	205,668
20,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	08/24/2013	B	20,046
45,000	Lynwood, CA Public Finance Authority Tax Allocation[1]	5.900	09/01/2028	09/01/2013	B	45,040
55,000	Madera County, CA COP (Children’s Hospital Central California Foundation)	5.000	03/15/2015	08/31/2013	B	55,162
965,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	08/31/2013	B	977,526
405,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	08/31/2013	B	405,288
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/18/2029	A	48,545
1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989[1]	5.000	09/01/2027	09/01/2023	B	1,329,898
25,000	Manzanita, CA Elementary School District[1]	5.600	08/01/2025	08/22/2013	B	25,080
50,000	Marin County, CA Open Space Financing Authority[1]	5.125	09/15/2027	09/15/2013	B	50,744
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	08/31/2013	B	10,013
1,025,000	Marysville, CA (Fremont-Rideout Health Group/Rideout Memorial Hospital/United Com-Serve Obligated Group)[1]	5.250	01/01/2027	01/01/2021	B	1,062,187
50,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	09/01/2013	B	50,035
940,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	08/31/2013	B	942,143
15,000	Menlo Park, CA GO1	5.000	08/01/2015	08/31/2013	B	15,059
250,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	08/31/2013	B	250,990
5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2013	B	5,156
25,000	Milpitas, CA Redevel. Agency[1]	5.000	09/01/2014	09/01/2013	B	25,097
45,000	Milpitas, CA Redevel. Agency[1]	5.000	09/01/2020	09/01/2013	B	45,155

48	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 3,215,000	Milpitas, CA Redevel. Agency[1]	5.125%	09/01/2019	09/01/2013	B	$3,227,024
10,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2017	09/01/2013	B	10,039
1,000,000	Milpitas, CA Redevel. Agency[1]	5.250	09/01/2021	09/01/2013	B	1,003,530
500,000	Modesto, CA COP (Golf Course)[1]	5.000	11/01/2023	02/29/2020	A	489,955
10,000	Modesto, CA Irrigation District Financing Authority (Domestic Water)	5.000	09/01/2018	09/01/2013	B	10,039
1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)[1]	5.000	08/01/2026	02/22/2025	A	992,920
3,270,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)[1]	5.000	05/01/2021	08/31/2013	B	3,356,590
2,000,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	08/31/2013	B	2,001,120
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	09/01/2013	B	416,291
70,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.300	09/01/2022	09/01/2013	B	70,052
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	03/28/2021	A	9,922
180,000	Montebello, CA Community Redevel. Agency Tax Allocation[1]	5.000	03/01/2019	09/01/2013	B	180,225
730,000	Montebello, CA Community Redevel. Agency Tax Alloccation[1]	5.250	09/01/2024	09/01/2013	B	732,913
25,000	Montebello, CA COP[1]	5.300	11/01/2018	08/31/2013	B	25,070
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	09/01/2013	B	65,594
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	09/01/2013	B	20,227
40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	09/01/2013	B	40,541
355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2022	B	364,258
530,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950	09/01/2034	09/01/2013	B	532,412
400,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000	09/01/2022	09/01/2015	B	404,712
300,000	Morgan Hill, CA COP (Water System)[1]	5.125	06/01/2021	12/01/2013	B	304,119
4,710,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	B	4,857,894

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	49

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 3,000,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000%	12/01/2032	12/01/2017	B	$3,072,510
10,000	Napa, CA Hsg. Auth. (Vintage at Napa Senior Apartments)[1]	5.200	06/15/2034	08/31/2013	B	10,049
100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)[1]	5.250	08/01/2019	08/01/2019		112,034
1,000,000	Natomas, CA Unified School District[1]	5.000	09/01/2025	09/01/2023	B	1,086,600
2,285,000	Natomas, CA Unified School District[1]	5.000	09/01/2026	09/01/2023	B	2,448,149
260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	02/12/2028	A	253,874
285,000	Norco, CA Redevel Agency[1]	5.125	03/01/2030	09/01/2013	B	285,091
290,000	Norco, CA Redevel Agency[1]	5.500	03/01/2030	08/31/2013	B	289,977
30,000	Norco, CA Redevel. Agency[1]	5.000	03/01/2019	09/01/2013	B	30,069
2,015,000	Northern CA Tobacco Securitization Authority (TASC)	4.750	06/01/2023	09/11/2016	A	1,842,395
1,145,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	12/12/2014	A	1,209,315
835,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	12/01/2020	B	884,465
225,000	Novato, CA GO1	5.250	08/01/2017	02/01/2014	B	230,218
70,000	Novato, CA GO1	5.300	08/01/2016	08/31/2013	B	70,294
600,000	Oakdale, CA Public Financing Authority[1]	5.125	03/01/2022	03/01/2014	B	603,204
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900	06/01/2014	12/01/2013	B	30,311
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000	06/01/2019	12/01/2013	B	10,042
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	03/29/2024	A	49,081
135,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2015	08/31/2013	B	135,332
210,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2016	08/31/2013	B	210,489
150,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	08/31/2013	B	150,284
710,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000	04/01/2023	08/31/2013	B	710,369
10,000	Oakland, CA Redevel. Agency	5.500	09/01/2015	09/01/2013	B	10,033
270,000	Oakland, CA Redevel. Agency	5.500	09/01/2017	09/01/2013	B	270,726
275,000	Oakland, CA Redevel. Agency[1]	5.500	09/01/2019	09/01/2013	B	275,594

50	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 750,000	Oakland, CA Unified School District	5.000%	08/01/2022	01/15/2021	A	$788,940
2,000,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	B	2,011,420
700,000	Oakland, CA Unified School District[1]	5.000	08/01/2026	08/31/2013	B	702,170
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2015	08/31/2013	B	50,200
200,000	Oakland, CA Unified School District	5.250	08/01/2016	08/31/2013	B	200,698
100,000	Oakland, CA Unified School District[1]	5.250	08/01/2017	08/31/2013	B	100,393
50,000	Oakland, CA Unified School District[1]	5.250	08/01/2018	08/31/2013	B	50,205
160,000	Oakland, CA Unified School District[1]	5.250	08/01/2019	08/31/2013	B	160,602
370,000	Oakland, CA Unified School District[1]	5.250	08/01/2020	08/31/2013	B	371,347
300,000	Oakland, CA Unified School District[1]	5.250	08/01/2022	08/31/2013	B	301,221
3,100,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	08/31/2013	B	3,110,261
1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	B	1,062,490
685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	B	695,275
745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	B	752,025
805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	B	813,227
25,000	Ontario, CA Improvement Bond Act 1915	6.800	09/02/2013	09/02/2013		25,095
1,835,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	09/02/2013	B	1,844,359
120,000	Ontario, CA Montclair School District[1]	5.000	08/01/2027	08/31/2013	B	120,319
60,000	Orange County, CA Community Facilities District[1]	5.250	08/15/2019	08/29/2013	B	60,108
200,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550	08/15/2033	02/15/2014	B	200,320
50,000	Orange County, CA Devel. Agency (Neighborhood Devel,)[1]	5.000	09/01/2020	09/01/2013	B	50,052
30,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2017	09/01/2013	B	30,056
50,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2018	09/01/2013	B	50,078
265,000	Orange County, CA Devel. Agency (Neighborhood Devel.)[1]	5.000	09/01/2022	09/01/2013	B	265,164
15,000	Orange County, CA Improvement Bond Act 1915	5.500	09/02/2016	09/02/2013	B	15,040
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850	09/02/2013	09/02/2013		20,082

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	51

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)[1]	5.000%	10/01/2028	10/01/2022	B	$1,555,740
850,000	Oroville, CA Public Financing Authority[1]	5.000	09/15/2030	08/31/2013	B	856,265
195,000	Oroville, CA Public Financing Authority[1]	5.125	09/15/2025	08/31/2013	B	195,037
975,000	Oxnard, CA Financing Authority[1]	5.000	06/01/2020	12/01/2013	B	987,977
50,000	Oxnard, CA Financing Authority[1]	5.300	06/01/2029	06/01/2021	B	51,957
100,000	Oxnard, CA Financing Authority Wastewater (Redwood Trunk Sewer & Headworks)[1]	5.250	06/01/2034	07/08/2032	A	96,434
845,000	Oxnard, CA Harbor District[1]	5.000	08/01/2020	08/01/2020		906,592
460,000	Oxnard, CA School District[1]	5.000	08/01/2026	08/01/2023	B	496,395
530,000	Oxnard, CA School District[1]	5.000	08/01/2027	08/01/2023	B	561,593
25,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2016	03/01/2016		24,520
70,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	08/31/2013	B	69,997
180,000	Pajaro Valley, CA Water Management Agency COP[1]	5.750	03/01/2024	08/31/2013	B	179,984
1,230,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2021	08/01/2014	B	1,238,770
25,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2025	10/23/2024	A	24,448
50,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2026	04/01/2026		48,828
55,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	04/01/2027		54,115
770,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	04/13/2029	A	748,317
50,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	09/10/2022	A	47,563
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	12/13/2015	B	509,045
145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250	01/01/2022	08/31/2013	B	145,557
100,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.500	08/01/2021	08/31/2013	B	100,139
6,120,000	Palm Springs, CA Financing Authority (Downtown Revitalization)[1]	5.250	06/01/2027	06/01/2022	B	6,516,209
45,000	Palm Springs, CA Improvement Bond Act 1915	5.650	09/02/2029	10/14/2027	A	41,723
100,000	Palmdale, CA Civic Authority[1]	5.000	07/01/2025	08/31/2013	B	100,372
190,000	Palmdale, CA Civic Authority (Civic Center)[1]	5.600	07/01/2015	08/31/2013	B	190,488
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	10/10/2033	A	117,774

52	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 45,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000%	09/01/2017	09/01/2013	B	$46,029
540,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	08/31/2013	B	541,685
175,000	Palo Alto, CA Utility[1]	5.250	06/01/2021	12/01/2013	B	177,851
15,000	Palo Alto, CA Utility[1]	5.250	06/01/2024	12/01/2013	B	15,242
20,000	Palomar Pomerado, CA Health System	5.000	11/01/2014	08/31/2013	B	20,042
100,000	Palomar Pomerado, CA Health System	5.375	11/01/2013	08/31/2013	B	100,254
10,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2019	08/31/2013	B	10,018
30,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2018	08/31/2013	B	30,038
100,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2023	08/31/2013	B	100,030
90,000	Patterson, CA Joint Unified School District[1]	5.000	08/01/2015	08/31/2013	B	90,347
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	09/01/2014	B	277,079
545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	03/08/2025	A	535,768
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	09/01/2016	B	61,037
125,000	Perris, CA Public Financing Authority[1]	5.750	10/01/2031	08/31/2013	B	128,003
390,000	Perris, CA Public Financing Authority[1]	7.000	10/01/2033	10/01/2018	B	429,378
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2016	B	20,216
1,035,000	Perris, CA Union High School District Financing Authority	5.375	09/01/2026	09/01/2021	B	1,035,952
1,415,000	Perris, CA Union High School District Financing Authority	5.500	09/01/2028	09/01/2021	B	1,422,259
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	09/02/2013	B	10,010
1,500,000	Pico Rivera, CA Public Financing Authority[1]	5.500	09/01/2031	09/01/2019	B	1,587,165
35,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.200	08/01/2013	08/01/2013		35,000
20,000	Pinole, CA Redevel. Agency Tax Allocation (Pinole Vista Redevel.)[1]	5.250	08/01/2016	08/31/2013	B	20,079
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)[1]	5.850	08/01/2018	02/01/2014	B	505,880
240,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2017	02/01/2014	B	242,263
75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2018	02/01/2014	B	75,572

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	53

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 75,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000%	08/01/2019	02/01/2014	B	$75,457
4,550,000	Placentia, CA Redevel. Agency Tax Allocation	7.750	02/01/2014	02/01/2014		4,661,521
30,000	Pomona, CA Public Financing Authority[1]	5.000	02/01/2024	08/31/2013	B	30,011
65,000	Pomona, CA Public Financing Authority[1]	5.125	02/01/2016	08/31/2013	B	65,116
25,000	Pomona, CA Public Financing Authority[1]	5.250	02/01/2018	08/31/2013	B	25,076
400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	08/31/2013	B	400,964
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	12/01/2013	B	110,360
50,000	Poway, CA Hsg. (Poinsetta Mobile Home Park)[1]	5.000	05/01/2023	05/01/2015	B	50,698
30,000	Poway, CA Public Financing Authority (Water Services)	5.500	11/01/2015	08/31/2013	B	30,079
25,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.000	06/15/2028	08/31/2013	B	25,006
50,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2017	08/31/2013	B	50,200
30,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2019	08/31/2013	B	30,097
55,000	Poway, CA Redevel. Agency Tax Allocation (Paguay Redevel.)[1]	5.250	06/15/2024	08/31/2013	B	55,168
855,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2025	09/15/2023	B	894,364
1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/15/2029	09/15/2029		1,197,392
170,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.125	09/01/2026	11/06/2024	A	163,640
150,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6	5.125	09/01/2028	09/21/2027	A	147,749
1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	B	1,903,662
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	08/31/2013	B	10,009
675,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.125	09/01/2030	10/07/2028	A	654,062

54	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 50,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.250%	09/01/2020	09/01/2013	B	$50,111
4,570,000	Rancho Cucamonga, CA Redevel. Agency (Rancho Redevel.)[1]	5.375	09/01/2025	09/01/2013	B	4,571,005
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	05/03/2022	A	19,058
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	09/02/2013	B	30,005
25,000	Rancho Mirage, CA Redevel. Agency Tax Allocation	4.750	04/01/2014	08/31/2013	B	25,083
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2013		55,184
160,000	Redding, CA Joint Powers Financing Authority[1]	5.000	06/01/2018	08/31/2013	B	160,482
30,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.000	09/01/2026	09/01/2013	B	30,023
100,000	Redding, CA Redevel. Agency (Redding School District)[1]	5.125	09/01/2030	09/01/2013	B	100,046
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	05/27/2031	A	9,712
25,000	Redlands, CA Unified School District[1]	5.000	07/01/2026	08/31/2013	B	25,081
690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	B	707,188
20,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2019	09/01/2013	B	20,023
25,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2021	09/01/2013	B	25,073
100,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.250	09/01/2027	09/01/2027		99,962
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2013	B	51,581
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2013	B	25,784
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2013	B	67,023
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2013	B	103,089
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2015	B	103,018
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2016	B	51,117
355,000	Richmond, CA Joint Powers Financing Authority[1]	5.000	09/01/2015	09/01/2013	B	355,870
40,000	Richmond, CA Joint Powers Financing Authority	5.500	09/01/2018	09/01/2013	B	40,077

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	55

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 600,000	Richmond, CA Joint Powers Financing Authority Tax Allocation[1]	5.250%	09/01/2025	09/01/2013	B	$601,830
50,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2016	09/01/2013	B	50,133
20,000	Richmond, CA Joint Powers Financing Authority Tax Allocation	5.500	09/01/2017	09/01/2013	B	20,044
210,000	Richmond, CA Redevel. Agency (Harbour Redevel.)[1]	5.500	07/01/2018	08/31/2013	B	210,811
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/22/2024	A	76,128
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/24/2032	A	93,699
450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2028		442,035
600,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2025	04/24/2024	A	587,202
1,310,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2028	09/25/2027	A	1,253,736
555,000	Riverside County, CA Community Facilities District (Scott Road)	5.000	09/01/2030	03/11/2030	A	523,315
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	05/01/2028	A	13,883
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2013		150,429
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2013	B	221,998
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2013	B	397,397
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250	09/01/2016	09/01/2013	B	232,162
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		431,187
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		464,612
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		500,370
305,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	08/31/2013	B	305,708
100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)[1]	5.000	10/01/2022	10/01/2016	B	101,116
335,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	01/13/2017	A	212,889
305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	5.750	10/01/2020	10/01/2020		336,903

56	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 4,700,000	Riverside, CA (Recovery Zone Facility) COP[1]	5.500%	03/01/2040	03/01/2017	B	$4,724,017
40,000	Riverside, CA Improvement Bond Act 1915	8.250	09/02/2016	09/02/2013	B	40,181
315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	09/02/2021	B	321,921
335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	09/02/2021	B	337,647
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	09/02/2015	B	201,966
1,640,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2027	11/01/2022	B	1,659,664
1,155,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2028	11/01/2022	B	1,158,303
100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)[1]	5.000	08/01/2019	08/01/2017	B	106,225
150,000	Riverside, CA Redevel. Agency[1]	5.000	08/01/2025	08/31/2013	B	150,026
50,000	Riverside, CA Special Tax Community Facilities District No. 90-1, Series A1	5.500	09/01/2015	09/01/2013	B	50,140
150,000	Riverside, CA Unified School District[1]	5.000	12/01/2026	12/01/2013	B	151,997
100,000	Rocklin, CA Unified School District Community Facilities District No. 1[1]	5.000	09/01/2025	09/01/2013	B	100,284
50,000	Rohnert Park, CA COP[1]	5.000	07/01/2024	08/31/2013	B	50,050
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	09/01/2013	B	25,007
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2013	B	50,029
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/01/2013	B	50,029
365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2025		362,047
440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2026		431,292
405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2027		393,814
500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2028		486,050

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	57

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 450,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000%	09/01/2029	09/01/2029		$435,015
440,000	Roseland, CA Elementary School District[1]	6.625	08/01/2029	08/01/2023	B	509,252
190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		204,514
80,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2023	02/15/2023		86,122
265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		284,027
100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025		106,750
310,000	Rowland, CA Unified School District[1]	5.250	08/01/2027	02/01/2014	B	315,205
795,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2021	12/01/2013	B	805,931
535,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2022	12/01/2013	B	542,121
430,000	Sacramento County, CA (Juvenile Courthouse) COP[1]	5.000	12/01/2023	12/01/2013	B	435,534
160,000	Sacramento County, CA COP	4.750	10/01/2017	08/31/2013	B	160,198
480,000	Sacramento County, CA COP[1]	5.375	02/01/2019	08/31/2013	B	480,648
2,975,000	Sacramento County, CA COP[1]	5.750	02/01/2030	02/01/2020	B	3,087,515
960,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	09/01/2013	B	960,144
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	09/01/2013	B	1,501,200
400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	08/31/2013	B	402,064
25,000	Sacramento County, CA Public Financing Authority (Sacramento City Redevel.)[1]	5.200	12/01/2019	12/01/2013	B	25,152
225,000	Sacramento, CA City Financing Authority[1]	5.000	12/01/2024	12/01/2015	B	232,070
400,000	Sacramento, CA City Financing Authority[1]	5.250	05/01/2015	08/31/2013	B	400,032
50,000	Sacramento, CA City Financing Authority (California EPA Building)	4.750	05/01/2017	08/31/2013	B	50,077
25,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.000	05/01/2014	08/31/2013	B	25,002
70,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2016	08/31/2013	B	70,006

58	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 550,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250%	05/01/2019	08/31/2013	B	$551,293
30,000	Sacramento, CA City Financing Authority (City Hall)[1]	5.250	12/01/2016	08/31/2013	B	30,120
945,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	09/01/2013	B	948,997
1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2024	03/01/2023	B	1,896,893
850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2025	03/01/2023	B	861,594
1,065,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	B	1,066,022
785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2026	03/01/2023	B	798,321
455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)[1]	5.000	09/01/2027	09/01/2027		447,606
30,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)	5.500	09/02/2016	08/31/2013	B	30,096
55,000	Sacramento, CA Municipal Utility District[1]	5.000	11/15/2018	11/15/2013	B	55,746
295,000	Sacramento, CA Municipal Utility District[1]	5.000	08/15/2022	08/15/2013	B	295,549
10,000	Sacramento, CA Redevel. Agency (Merged Downtown Redevel.)[1]	5.250	11/01/2013	08/31/2013	B	10,041
1,470,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	5.700	09/01/2023	09/01/2013	B	1,475,468
50,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2019	09/01/2013	B	50,172
15,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2020	09/01/2013	B	15,052
100,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2021	09/01/2013	B	100,344
420,000	Sacramento, CA Unified School District COP[1]	5.000	03/01/2026	09/01/2013	B	421,399
410,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	09/01/2013	B	411,751
2,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.250	08/01/2027	08/31/2013	B	2,005,260
215,000	Salinas Valley, CA Solid Waste Authority	5.625	08/01/2015	08/31/2013	B	215,882
150,000	Salinas Valley, CA Solid Waste Authority	5.625	08/01/2016	08/31/2013	B	150,591
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625	08/01/2018	08/31/2013	B	1,003,850

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	59

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 100,000	Salinas, CA Improvement Bond Act 1915	5.450%		09/02/2013	09/02/2013		$100,250
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	09/02/2013		50,143
85,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	08/31/2013	B	85,292
80,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	08/31/2013	B	31,258
200,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	08/31/2013	B	200,192
25,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	05/18/2027	A	24,883
45,000	San Bernardino County, CA COP (Medical Center Financing)	5.250		08/01/2016	08/24/2013	B	45,094
235,000	San Bernardino County, CA Flood Control District[1]	5.000		08/01/2029	08/31/2013	B	235,129
190,000	San Bernardino County, CA Redevel. Agency (San Sevaine Redevel.)[1]	5.000		09/01/2019	09/01/2015	B	196,544
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2018	10/01/2018		11,117
200,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2019	10/01/2019		222,818
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2022	10/01/2022		54,200
70,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		75,383
180,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750		10/01/2023	10/01/2023		193,842
160,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	08/31/2013	B	160,269
335,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	08/31/2013	B	335,526
285,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	07/07/2014	A	277,325
365,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	06/12/2017	A	334,709
415,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	03/27/2023	A	364,204
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	04/01/2014	B	150,228
560,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	08/26/2015	A	562,856

60	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 135,000	San Bernardino, CA Municipal Water Dept.[1]	5.000%	02/01/2017	08/31/2013	B	$135,201
70,000	San Bernardino, CA Municipal Water Dept.[1]	5.250	02/01/2015	08/31/2013	B	70,171
25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2014	B	25,437
50,000	San Bruno, CA Police Facilities Financing[1]	5.250	02/01/2021	08/31/2013	B	50,090
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500	09/01/2017	09/01/2013	B	2,259,135
5,000,000	San Diego County, CA COP (Developmental Service Foundation)[1]	5.500	09/01/2027	09/01/2013	B	5,015,450
90,000	San Diego County, CA Water Authority[1]	4.750	05/01/2028	08/31/2013	B	90,202
545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	B	554,047
580,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2026	09/01/2023	B	584,089
610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	B	610,933
640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	B	641,478
720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2030		714,254
4,895,000	San Diego, CA Hsg. Authority (Island Village Apartments)	5.650	07/01/2034	08/31/2013	B	4,973,320
165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	B	174,073
170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	B	176,242
180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	B	184,291
190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	B	191,860
195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	B	195,078
210,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	B	210,130
220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2027		216,632
230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2028		227,160
245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2029		244,074

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	61

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 255,000	San Diego, CA Improvement Bond Act 1915	5.375%	09/02/2030	09/02/2030		$250,930
265,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2031	09/02/2031		262,888
285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2032		280,685
155,000	San Diego, CA Mtg. (Mariners Cove)	5.800	09/01/2015	09/01/2013	B	155,563
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2032	02/15/2017	B	1,035,840
25,000	San Diego, CA Redevel. Agency[1]	6.000	11/01/2015	08/31/2013	B	25,116
10,000	San Diego, CA Redevel. Agency (Centre City Redevel.)[1]	5.900	09/01/2013	09/01/2013		10,033
20,000	San Diego, CA Redevel. Agency (Centre City)	5.000	09/01/2015	09/01/2013	B	20,057
50,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.000	09/01/2026	09/01/2013	B	50,151
100,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.200	09/01/2019	09/01/2013	B	100,142
175,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2021	09/01/2013	B	175,658
325,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.250	09/01/2026	09/01/2013	B	325,039
55,000	San Diego, CA Redevel. Agency (Centre City)	5.300	09/01/2020	09/01/2013	B	55,051
115,000	San Diego, CA Redevel. Agency (Centre City)	5.350	09/01/2024	09/01/2013	B	115,025
10,000	San Diego, CA Redevel. Agency (Centre City)	5.500	09/01/2019	09/01/2013	B	10,014
25,000	San Diego, CA Redevel. Agency (Centre City)	5.600	09/01/2024	09/01/2013	B	25,011
1,000,000	San Diego, CA Redevel. Agency (Centre City)[1]	6.400	09/01/2019	09/01/2013	B	1,001,920
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2021	10/01/2013	B	20,142
20,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.000	10/01/2026	10/01/2013	B	20,120
120,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875	10/01/2019	08/31/2013	B	120,534
70,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800	09/01/2022	09/01/2013	B	70,081
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	09/01/2013	B	300,066
85,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.600	09/01/2019	09/01/2013	B	85,190

62	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 60,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.700%	09/01/2020	09/01/2013	B	$60,155
710,000	San Diego, CA Redevel. Agency (North Park Redevel.)[1]	5.900	09/01/2025	09/01/2013	B	710,880
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	09/01/2013	B	25,017
10,000	San Dimas, CA Redevel. Agency (Creative Growth Redevel.)[1]	6.750	09/01/2016	09/01/2013	B	10,053
270,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	08/31/2013	B	270,073
7,500,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2027	05/01/2018	B	8,049,225
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	08/31/2013	B	10,028
315,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	08/31/2013	B	315,687
3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	08/31/2013	B	3,045,229
105,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	08/31/2013	B	105,152
100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	08/31/2013	B	100,120
1,365,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2022	08/31/2013	B	1,366,365
20,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2023	08/31/2013	B	20,017
295,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	08/31/2013	B	295,195
75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	08/31/2013	B	75,009
1,320,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.100	01/01/2020	08/31/2013	B	1,325,610
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	08/31/2013	B	491,622
40,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2013	B	41,230

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	63

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000%	08/01/2023	08/01/2022	B	$523,235
1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	B	1,636,080
1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	B	1,267,188
20,000	San Francisco, CA City & County Redevel. Financing Authority[1]	5.000	08/01/2019	08/31/2013	B	20,046
115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.000	08/01/2029	08/01/2019	B	124,737
310,000	San Francisco, CA Community College District[1]	5.000	06/15/2017	08/31/2013	B	314,287
855,000	San Francisco, CA Community College District[1]	5.000	06/15/2018	08/31/2013	B	866,808
35,000	San Francisco, CA Community College District[1]	5.000	06/15/2019	08/31/2013	B	35,482
50,000	San Francisco, CA Community College District[1]	5.000	06/15/2020	08/31/2013	B	50,686
25,000	San Francisco, CA Community College District[1]	5.000	06/15/2021	08/31/2013	B	25,341
80,000	San Francisco, CA Community College District[1]	5.000	06/15/2026	08/31/2013	B	80,275
215,000	San Francisco, CA Community College District[1]	5.375	06/15/2015	08/31/2013	B	215,909
200,000	San Francisco, CA Community College District[1]	5.375	06/15/2016	08/31/2013	B	200,842
90,000	San Francisco, CA Community College District[1]	5.375	06/15/2022	08/31/2013	B	90,369
920,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2024	08/01/2020	B	970,278
1,010,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2025	08/01/2020	B	1,053,178
1,395,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2024	08/01/2017	B	1,635,512
1,560,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2025	08/01/2017	B	1,828,960
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	7.100	08/01/2033	08/01/2017	B	1,135,420
100,000	San Jacinto, CA Financing Authority[1]	5.100	04/01/2023	08/31/2013	B	100,871
10,000	San Jacinto, CA Financing Authority[1]	5.500	10/01/2018	10/01/2013	B	10,084

64	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125%	09/01/2024	06/24/2021	A	$24,791
80,000	San Joaquin County, CA COP (Solid Waste System Facilities)	5.000	04/01/2015	08/31/2013	B	80,226
50,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2020	08/31/2013	B	50,147
75,000	San Joaquin County, CA COP (Solid Waste System Facilities)[1]	5.000	04/01/2022	08/31/2013	B	75,220
30,000	San Joaquin County, CA COP (Solid Waste System Facilties)[1]	5.000	04/01/2018	08/31/2013	B	30,058
395,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	01/15/2030		387,740
1,095,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		1,089,854
35,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2015	09/01/2013	B	35,138
15,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2017	09/01/2013	B	15,059
235,000	San Jose, CA (Libraries & Parks)[1]	5.000	09/01/2018	09/01/2013	B	235,919
85,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2020	09/01/2013	B	85,342
50,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2022	09/01/2013	B	50,198
100,000	San Jose, CA (Libraries & Parks)[1]	5.100	09/01/2025	09/01/2013	B	100,391
30,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2017	09/01/2013	B	30,117
50,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2020	09/01/2013	B	50,193
105,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2022	09/01/2013	B	105,405
1,130,000	San Jose, CA Airport[1]	5.000	03/01/2028	03/01/2014	B	1,142,972
3,990,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	B	4,087,556
1,000,000	San Jose, CA Airport[1]	6.250	03/01/2034	03/01/2021	B	1,096,540
15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)[1]	5.000	09/01/2024	09/01/2013	B	15,047
60,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2015	09/01/2013	B	60,237
225,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2016	09/01/2013	B	225,889
90,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2017	09/01/2013	B	90,356
50,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2018	09/01/2013	B	50,198
280,000	San Jose, CA Finance Authority (Convention Center)[1]	5.000	09/01/2019	09/01/2013	B	281,100
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2013	B	20,636

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	65

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	San Jose, CA Improvement Bond Act 1915	5.700%	09/02/2018	09/02/2013	B	$25,782
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2013	B	97,946
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2013	B	61,846
250,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	11/28/2016	B	262,913
25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	12/30/2023	A	24,243
400,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	09/01/2013	B	400,292
350,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2017	08/01/2015	B	368,438
300,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2019	08/01/2015	B	311,979
50,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2020	08/01/2015	B	51,682
25,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2023	08/01/2017	B	25,072
75,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2026		72,495
45,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2028	08/01/2015	B	45,093
$20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	08/31/2013	B	20,038
35,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	08/31/2013	B	35,059
65,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	12/31/2013	B	66,154
5,300,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	02/01/2014	B	5,396,725
200,000	San Jose, CA Redevel. Agency[1]	6.375	08/01/2021	08/01/2018	B	220,382
25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2019	08/31/2013	B	25,021
255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	08/01/2017	B	257,853
115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	08/01/2017	B	115,537
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2024	08/01/2024		98,917
30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2025	08/01/2025		29,365
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2027	06/25/2027	A	99,205
1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.250	08/01/2019	08/01/2014	B	1,225,512
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	08/31/2013	B	5,007
100,000	San Juan Capistrano, CA Public Financing Authority	4.800	12/01/2016	08/31/2013	B	100,241
500,000	San Marcos, CA Public Facilities Authority[1]	4.875	08/01/2031	09/04/2029	A	499,965

66	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	San Marcos, CA Public Facilities Authority[1]	5.000%	08/01/2017	08/31/2013	B	$25,073
100,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	02/01/2014	B	101,782
100,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	08/31/2013	B	100,296
25,000	San Marcos, CA Unified School District Special Tax[1]	5.000	09/01/2029	03/24/2028	A	23,638
85,000	San Mateo County, CA Joint Powers Financing[1]	5.000	07/15/2029	08/07/2013	B	85,031
20,000	San Mateo County, CA Joint Powers Financing Authority[1]	4.625	07/15/2019	08/07/2013	B	20,015
15,000	San Mateo County, CA Joint Powers Financing Authority[1]	5.125	07/15/2028	08/31/2013	B	15,009
130,000	San Mateo, CA Flood Control District COP (Colma Creek Flood Control Zone)[1]	5.125	08/01/2032	07/04/2026	A	119,486
40,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)[1]	5.000	12/01/2014	08/31/2013	B	40,159
100,000	Santa Ana, CA Community Redevel. Agency (South Main Street)[1]	5.000	09/01/2015	09/01/2013	B	100,245
45,000	Santa Barbara County, CA Waterfront COP[1]	5.500	10/01/2022	10/01/2013	B	45,117
105,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2018	09/01/2013	B	105,391
60,000	Santa Barbara, CA Redevel. Agency (Central City)[1]	5.000	03/01/2019	09/01/2013	B	60,218
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	08/31/2013	B	1,715,326
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	08/31/2013	B	80,054
400,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.000	06/01/2020	12/01/2013	B	405,324
25,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.375	06/01/2016	12/01/2013	B	25,375
300,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2014	12/01/2013	B	304,689
185,000	Santa Clara, CA Redevel. Agency (Bayshore North)[1]	5.500	06/01/2023	12/01/2013	B	187,858
175,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.000	06/01/2015	12/01/2013	B	177,741
100,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	12/01/2013	B	101,458

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	67

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 1,020,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250%	06/01/2019	12/01/2013	B	$1,034,872
635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	B	668,953
325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	B	336,580
925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	B	949,485
800,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2026	11/15/2022	B	813,320
785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	B	786,963
1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2028		1,158,206
40,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.375	09/01/2019	09/01/2013	B	40,076
25,000	Santa Fe Springs, CA Community Devel. Commission[1]	5.500	09/01/2014	09/01/2013	B	25,095
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	09/01/2013	B	85,159
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	09/01/2013	B	800,864
20,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevel.)[1]	5.000	07/01/2016	08/31/2013	B	20,067
30,000	Santa Monica, CA Redevel. Agency (Ocean Park Redevl.)[1]	5.000	07/01/2018	08/31/2013	B	30,080
25,000	Santa Nella County, CA Water District	6.250	09/02/2028	06/08/2022	A	21,185
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2014	B	20,156
710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	B	716,127
770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2026		769,238
830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2027		823,343
895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2028		888,413
70,000	Saugus, CA Union School District Special Tax	6.250	09/01/2028	09/01/2013	B	72,435
90,000	Saugus, CA Union School District Special Tax	6.375	09/01/2029	09/01/2013	B	93,140

68	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 50,000	Saugus/Hart, CA School Facilities Financing Authority	6.100%	09/01/2032	09/01/2013	B	$50,234
1,945,000	Saugus/Hart, CA School Facilities Financing Authority	6.125	09/01/2033	09/01/2013	B	1,954,142
25,000	Seaside, CA Redevel. Agency[1]	5.000	08/01/2014	08/31/2013	B	25,085
1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	03/28/2023	A	1,362,075
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	08/31/2013	B	15,735
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		110,705
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2016	B	103,691
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2016	B	102,615
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/01/2016	B	101,976
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2016	B	101,238
400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	B	407,628
40,000	Signal Hill CA Redevel. Agency[1]	5.250	10/01/2024	10/01/2019	B	40,900
525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)[1]	5.250	09/01/2019	09/01/2013	B	526,097
175,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350	12/01/2028	11/30/2013	B	174,990
1,020,000	Sonora, CA Union High School District[1]	5.625	08/01/2029	08/01/2023	B	1,115,462
100,000	South Gate, CA Public Financing Authority (South Gate Redevel.)[1]	5.750	09/01/2022	09/01/2013	B	101,106
1,925,000	South Gate, CA Utility Authority[1]	5.250	10/01/2027	10/01/2022	B	2,009,546
2,030,000	South Gate, CA Utility Authority[1]	5.250	10/01/2028	10/01/2022	B	2,101,537
65,000	South Orange County, CA Public Financing Authority[1]	5.250	08/15/2018	08/31/2013	B	65,237
65,000	South Orange County, CA Public Financing Authority[1]	5.375	08/15/2013	08/15/2013		65,119
40,000	South Orange County, CA Public Financing Authority[1]	5.800	09/02/2018	09/02/2013	B	40,174
250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)[1]	5.000	08/15/2024	08/15/2015	B	252,525
20,000	South Tahoe, CA Joint Powers Financing Authority[1]	5.300	10/01/2021	08/31/2013	B	20,015
260,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	08/01/2021		283,239
350,000	Southern CA Mono Health Care District[1]	5.000	08/01/2024	08/01/2022	B	367,483

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	69

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 10,000	Southern CA Public Power Authority[1]	5.000%	07/01/2015	08/31/2013	B	$10,039
925,000	Southern CA Public Power Authority[1]	5.000	11/01/2018	11/01/2018		1,018,259
50,000	Southern CA Public Power Authority[1]	5.250	10/01/2015	08/31/2013	B	50,205
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	08/31/2013	B	25,105
5,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	08/31/2013	B	5,021
20,000	Southern CA Public Power Authority[1]	5.750	07/01/2021	08/31/2013	B	20,088
5,990,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/13/2016	A	5,779,272
20,000	Stockton, CA COP (Wastewater System)[1]	5.000	09/01/2023	11/13/2020	A	19,900
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	09/01/2013	B	200,350
35,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	09/02/2013	B	35,034
250,000	Stockton, CA Unified School District (Election 2005)[1]	5.000	09/01/2019	09/01/2015	B	263,465
50,000	Stockton, CA Unified School District (Election 2008)[1]	5.000	08/01/2023	08/01/2016	B	53,548
25,000	Suisun City, CA Public Financing Authority[1]	5.200	10/01/2028	04/18/2022	A	24,869
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2017	08/31/2013	B	25,098
25,000	Sunnyvale, CA COP (Parking Facility)[1]	5.000	10/01/2022	08/31/2013	B	25,097
300,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2025	10/01/2023	B	325,170
415,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2026	10/01/2023	B	441,776
700,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2027	10/01/2023	B	734,384
1,465,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2028	10/01/2023	B	1,522,941
1,490,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2029	10/01/2023	B	1,532,987
1,615,000	Sutter Butte, CA Flood Agency Assessment[1]	5.000	10/01/2030	10/01/2023	B	1,651,079
50,000	Sweetwater, CA Union High School District COP[1]	5.000	09/01/2025	09/01/2013	B	50,147
70,000	Taft, CA Public Financing Authority (Community Correctional Facility)	6.050	01/01/2017	08/31/2013	B	70,229
825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	B	829,694
50,000	Temecula, CA Redevel. Agency[1]	5.000	08/01/2020	08/31/2013	B	50,049
500,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	08/31/2013	B	507,615

70	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 25,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.400%	06/01/2015	08/31/2013	B	$25,088
75,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	5.500	06/01/2031	08/31/2013	B	75,077
1,485,000	Torrance, CA Hospital (Torrance Memorial Medical Center)[1]	6.000	06/01/2022	08/31/2013	B	1,490,851
270,000	Torrance, CA Redevel. Agency[1]	5.500	09/01/2028	08/10/2024	A	262,310
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	09/01/2013	B	20,031
90,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2013		90,642
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	10/01/2013	B	1,435,363
50,000	Tracy, CA Community Facilities District	6.300	09/01/2026	09/01/2013	B	50,026
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	09/02/2014	B	25,113
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	09/02/2013	B	75,094
215,000	Travis, CA Unified School District[1]	5.000	09/01/2027	10/01/2026	A	204,446
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	A	29,162
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	09/01/2013	B	75,007
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	09/01/2013	B	19,999
805,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/27/2016	A	889,911
60,000	Turlock, CA Irrigation District[1]	5.000	01/01/2015	08/31/2013	B	60,223
50,000	Turlock, CA Irrigation District[1]	5.000	01/01/2018	08/31/2013	B	50,186
340,000	Turlock, CA Irrigation District[1]	5.000	01/01/2028	01/01/2014	B	340,452
280,000	Turlock, CA Irrigation District[1]	5.000	01/01/2033	02/06/2031	A	276,223
95,000	Turlock, CA Public Financing Authority	5.250	09/01/2015	09/01/2013	B	95,259
420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2024	09/01/2023	B	446,418
445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2025	09/01/2023	B	465,799
470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2026	09/01/2023	B	487,832

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	71

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000%	09/01/2027	09/01/2023	B	$503,529
515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)[1]	5.000	09/01/2028	09/01/2023	B	524,373
130,000	Tustin, CA Unified School District[1]	5.000	09/01/2032	09/01/2013	B	130,347
125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	09/01/2021	B	139,443
250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)[1]	6.500	12/01/2028	06/01/2021	B	271,090
25,000	Union City, CA Community Redevel. Agency[1]	5.000	10/01/2027	11/05/2025	A	24,367
1,350,000	University of California (UCLA Health System)	5.250	05/15/2030	08/31/2013	B	1,361,030
20,000	University of California (UCLA Medical Center)	5.500	05/15/2014	08/31/2013	B	20,085
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	09/02/2013	B	20,034
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	09/02/2013		10,035
975,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	09/01/2013	B	976,268
25,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.000	09/01/2023	09/01/2013	B	25,023
150,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.400	09/01/2014	09/01/2013	B	150,426
50,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2021	09/01/2013	B	50,063
20,000	Vacaville, CA Public Financing Authority (Vacaville Community Redevel.)[1]	5.750	09/01/2024	09/01/2013	B	20,016
25,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2024	09/01/2013	B	25,018
20,000	Vacaville, CA Public Financing Authority (Vacaville Redevel.)[1]	5.000	09/01/2025	09/01/2013	B	20,010
225,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	08/31/2013	B	225,257
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	06/25/2031	A	274,175
1,585,000	Val Verde, CA Unified School District	6.250	10/01/2028	10/01/2015	B	1,595,968

72	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000%	09/01/2019	09/01/2013	B	$325,751
125,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2[1]	5.000	09/01/2026	09/01/2013	B	125,059
25,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2013	B	25,046
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2013	B	40,853
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	05/03/2024	A	28,920
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	06/24/2031	A	37,080
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2013	B	25,105
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2025	09/01/2013	B	10,046
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/01/2013	B	20,092
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.000	12/01/2022	06/15/2019	A	1,718,256
270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	03/28/2025	A	242,992
535,000	Vernon, CA Electric System[1]	5.125	08/01/2021	09/04/2018	B	577,206
145,000	Victor, CA Elementary School District	5.600	09/01/2034	04/06/2033	A	134,031
25,000	Victorville, CA Redevel. Agency (Bear Valley Road)[1]	5.125	12/01/2031	12/01/2014	B	25,014
100,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.125	09/01/2028	09/13/2027	A	97,283
110,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.200	09/01/2028	07/07/2025	A	107,856
75,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.750	09/01/2026	09/01/2013	B	75,035
15,000	Vista, CA Community Devel. Commission (Vista Redevel.)[1]	5.800	09/01/2030	09/01/2013	B	15,004
90,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2013	B	90,692
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2013	B	5,053
10,000	Vista, CA Unified School District[1]	5.125	05/01/2023	11/01/2013	B	10,096
35,000	Walnut, CA Improvement Agency[1]	5.000	09/01/2022	08/29/2013	B	35,139

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	73

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 200,000	Walnut, CA Public Financing Authority[1]	5.000%	09/01/2017	08/29/2013	B	$200,794
25,000	Walnut, CA Public Financing Authority	5.375	09/01/2013	09/01/2013		25,107
550,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2019	08/29/2013	B	552,354
2,075,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2020	08/29/2013	B	2,083,881
805,000	Walnut, CA Public Financing Authority[1]	5.375	09/01/2022	08/29/2013	B	808,445
15,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	09/02/2013		15,083
135,000	Wasco, CA Public Financing Authority[1]	5.375	09/01/2021	08/29/2013	B	135,578
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	08/31/2013	B	15,051
10,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	08/31/2013	B	10,014
1,000,000	Washington Township, CA Health Care District[1]	5.000	07/01/2018	08/31/2013	B	1,002,210
550,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	08/31/2013	B	550,616
180,000	West Covina, CA Redevel. Agency[1]	5.000	09/01/2026	02/20/2024	A	171,110
150,000	West Covina, CA Redevel. Agency[1]	5.100	09/01/2025	09/01/2013	B	151,937
60,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)[1]	5.300	09/01/2025	04/27/2023	A	59,812
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2013	B	100,242
875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.000	09/01/2026	09/01/2021	B	1,008,683
1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.250	09/01/2031	09/01/2021	B	1,146,620
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	10/30/2026	A	19,723
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	B	10,187
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	A	14,188
165,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	12/17/2030	A	159,651
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	04/27/2028	A	24,602

74	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
California Continued
$ 5,000	West Patterson, CA Financing Authority Special Tax	6.750%	09/01/2035	09/01/2017	A	$4,871
90,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	03/05/2028	A	87,435
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2015	B	10,109
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	09/01/2013	B	60,011
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	09/02/2013	B	5,156
155,000	West Sacramento, CA Redevel. Agency[1]	5.000	09/01/2029	03/09/2029	A	146,157
450,000	West Sacramento, CA Special Tax Community Facilities District No. 12	5.750	09/01/2029	08/17/2025	A	436,892
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	09/01/2013	B	50,021
25,000	Western CA Municipal Water Districts	7.125	09/02/2014	09/02/2013	B	25,846
1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2025		1,180,373
2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2025	09/01/2023	B	2,390,643
1,245,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2026	09/01/2026		1,220,361
2,445,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2026	09/01/2023	B	2,464,805
1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2027		1,259,232
2,575,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2027	09/01/2027		2,566,297
2,710,000	Western Riverside County, CA Trust & Wastewater Finance Authority[1]	5.000	09/01/2028	09/01/2028		2,664,824
835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	B	855,574
910,000	William S. Hart CA Union High School District	5.000	09/01/2026	09/01/2023	B	923,650
40,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	08/31/2013	B	40,182
20,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2013		20,055
260,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	09/01/2013	B	260,029
						687,046,934

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	75

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)*		Value
U.S. Possessions—10.5%
$ 330,000	Guam International Airport Authority[1]	5.250%		10/01/2021	08/31/2013	B	$331,125
50,000	Guam International Airport Authority[1]	5.250		10/01/2023	10/01/2013	B	50,214
100,000	Guam Power Authority, Series A1	5.000		10/01/2019	10/01/2019		113,148
150,000	Guam Power Authority, Series A1	5.000		10/01/2020	10/01/2020		169,571
150,000	Guam Power Authority, Series A1	5.000		10/01/2021	10/01/2021		168,233
155,000	Guam Power Authority, Series A1	5.000		10/01/2022	10/01/2022		173,155
265,000	Guam Power Authority, Series A1	5.000		10/01/2025	10/01/2022	B	282,691
225,000	Guam Power Authority, Series A1	5.000		10/01/2026	10/01/2022	B	236,945
155,000	Guam Power Authority, Series A1	5.000		10/01/2027	10/01/2022	B	161,529
3,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500		07/01/2028	07/01/2028		3,046,890
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	04/23/2021	A	4,966,350
235,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	12/06/2016	A	232,913
2,000,000	Puerto Rico Commonwealth GO1	2.063	[5]	07/01/2019	07/01/2019		1,969,320
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2020	07/01/2020		1,929,660
200,000	Puerto Rico Commonwealth GO1	5.000		07/01/2022	07/01/2022		187,980
1,145,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	05/09/2029	A	993,013
100,000	Puerto Rico Commonwealth GO1	5.375		07/01/2030	07/01/2030		87,992
5,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	07/01/2026		4,715,050
560,000	Puerto Rico Commonwealth GO1	5.625		07/01/2031	02/04/2031	A	502,001
5,890,000	Puerto Rico Commonwealth GO1	5.750		07/01/2028	07/01/2028		5,546,731
370,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	06/17/2026	A	367,565
2,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2029		1,965,720
75,000	Puerto Rico Commonwealth GO1	6.125		07/01/2024	04/23/2021	A	74,495
3,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	07/01/2028		2,637,270
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2028		439,545
175,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2022	07/01/2022		167,881
300,000	Puerto Rico Electric Power Authority, Series PP1	5.000		07/01/2025	07/01/2025		273,873
3,210,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2023	07/01/2023		3,033,290
230,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2024	07/01/2024		214,291
25,000	Puerto Rico Electric Power Authority, Series SS1	5.000		07/01/2025	07/01/2025		22,823

76	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
U.S. Possessions Continued
$ 9,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250%	07/01/2026	07/01/2026		$8,243,450
550,000	Puerto Rico Highway & Transportation Authority[1]	5.000	09/15/2018	03/15/2014	B	566,297
215,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	08/31/2013	B	215,559
1,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		957,050
750,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	08/31/2013	B	752,138
260,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	08/31/2013	B	261,035
910,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		897,633
1,000,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		918,720
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		103,481
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		101,008
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		99,161
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	A	4,084,256
50,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		52,307
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	01/01/2014	B	508,050
555,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2015	08/31/2013	B	556,598
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2020	08/31/2013	B	50,167
105,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	08/31/2013	B	105,459
8,305,000	Puerto Rico Public Buildings Authority[1]	5.375	07/01/2033	09/18/2030	A	7,047,623
1,070,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2023	07/01/2023		1,097,349
2,710,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	B	2,793,360
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	B	2,671,656
1,750,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	07/17/2029	A	1,519,928
600,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2024		592,644
1,400,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2025		1,370,180

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	77

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)*		Value
U.S. Possessions Continued
$ 1,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000%	08/01/2024	08/01/2019	B	$1,020,110
65,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	66,940
2,435,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	2,485,210
3,300,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		3,183,279
315,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		282,083
250,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		238,218
300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	B	310,425
160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	B	164,000
125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	B	127,373
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	B	256,378
						78,760,389
Total Investments, at Value (Cost $781,052,479)—101.8%						765,807,323
Liabilities in Excess of Other Assets—(1.8)						(13,660,927)
Net Assets—100.0%						$752,146,396

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B. Optional call date; corresponds to the most conservative yield calculation.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after July 31, 2013. See Note 1 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
CEI	Coalition for Elders Independence
CFD	Community Facilities District
CHC	Children’s Health Care
CHF	City Hospital Foundation
CHW	Catholic Healthcare West

COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
EVOTLAJHFTA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FF	Feedback Foundation

78	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Footnotes to Statement of Investments Continued

FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVOTLAJHOTA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
HSH	Hayward Sisters Hospital
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
LAJHFTA	Los Angeles Jewish Home for the Aging
LIFERS	Long Inverse Floating Exempt Receipts
LLMC	Lifelong Medical Care

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PCCD	Palomar Community College District
PH&S	Providence Health & Services
RHF	Retirement Housing Foundation
ROLs	Residual Option Longs
SCADP	Southern California Alcohol & Drug Programs
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
SRHF	Saint Rose Hospital Foundation
SRMB	Saint Rose Medical Building
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	79

STATEMENT OF ASSETS AND LIABILITIES    July 31, 2013

Assets
Investments, at value (cost $781,052,479)—see accompanying statement of investments	$765,807,323
Cash	3,086,916
Receivables and other assets:
Interest	11,883,357
Investments sold	7,247,458
Shares of beneficial interest sold	2,746,043
Other	154,793
Total assets	790,925,890
Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	25,100,000
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Shares of beneficial interest redeemed	3,489,526
Investments purchased (including $2,230,958 purchased on a when-issued or delayed delivery basis)	2,742,952
Dividends	468,365
Distribution and service plan fees	131,928
Shareholder communications	75,313
Trustees’ compensation	37,810
Transfer and shareholder servicing agent fees	18,929
Interest expense on borrowings	1,087
Other	48,584
Total liabilities	38,779,494
Net Assets	$752,146,396
Composition of Net Assets
Par value of shares of beneficial interest	$227,853
Additional paid-in capital	798,510,969
Accumulated net investment income	240,229
Accumulated net realized loss on investments	(31,587,499)
Net unrealized depreciation on investments	(15,245,156)
Net Assets	$752,146,396

80	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $461,700,001 and 139,849,333 shares of beneficial interest outstanding)	$3.30
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$3.38
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,253,642 and 369,313 shares of beneficial interest outstanding)	$3.39
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $156,017,095 and 47,406,022 shares of beneficial interest outstanding)	$3.29
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $133,175,658 and 40,228,611 shares of beneficial interest outstanding)	$3.31

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	81

STATEMENT OF OPERATIONS    For the Year Ended July 31, 2013

Investment Income
Interest	$29,213,912
Other income	76
Total investment income	29,213,988
Expenses
Management fees	2,773,837
Distribution and service plan fees:
Class A	958,212
Class B	14,752
Class C	1,388,969
Transfer and shareholder servicing agent fees:
Class A	88,623
Class B	2,266
Class C	59,525
Class Y	51,880
Shareholder communications:
Class A	64,051
Class B	1,233
Class C	44,639
Class Y	27,414
Borrowing fees	356,271
Interest expense and fees on short-term floating rate notes issued (See Note 1)	61,717
Interest expense on borrowings	15,726
Trustees’ compensation	14,416
Custodian fees and expenses	3,561
Other	100,079
Total expenses	6,027,171
Net Investment Income	23,186,817
Realized and Unrealized Loss
Net realized loss on investments	(8,770,272)
Net change in unrealized appreciation/depreciation on investments	(23,991,403)
Net Decrease in Net Assets Resulting from Operations	$(9,574,858)

See accompanying Notes to Financial Statements.

82	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2013	Year Ended July 31, 2012
Operations
Net investment income	$23,186,817	$15,692,104
Net realized loss	(8,770,272)	(513,906)
Net change in unrealized appreciation/depreciation	(23,991,403)	13,279,966
Net increase (decrease) in net assets resulting from operations	(9,574,858)	28,458,164
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(14,517,060)	(10,849,367)
Class B	(40,364)	(62,717)
Class C	(4,162,631)	(3,704,223)
Class Y	(4,984,840)	(2,624,396)
	(23,704,895)	(17,240,703)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	193,582,357	84,126,395
Class B	(330,302)	38,035
Class C	43,736,617	40,744,174
Class Y	44,664,173	79,992,354
	281,652,845	204,900,958
Net Assets
Total increase	248,373,092	216,118,419
Beginning of period	503,773,304	287,654,885
End of period (including accumulated net investment income of $240,229 and $717,296, respectively)	$752,146,396	$503,773,304

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	83

FINANCIAL HIGHLIGHTS

Class A	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$3.43	$3.33	$3.36	$3.20	$3.34
Income (loss) from investment operations:
Net investment income[2]	.13	.15	.16	.17	.16
Net realized and unrealized gain (loss)	(.13)	.11	(.03)	.15	(.15)
Total from investment operations	—	.26	.13	.32	.01
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.16)	(.16)	(.16)	(.15)
Net asset value, end of period	$3.30	$3.43	$3.33	$3.36	$3.20
Total Return, at Net Asset Value[3]	(0.07)%	8.09%	4.07%	10.02%	0.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$461,700	$289,266	$198,431	$188,647	$154,287
Average net assets (in thousands)	$385,057	$225,504	$197,240	$170,296	$180,705
Ratios to average net assets:[4]
Net investment income	3.68%	4.41%	4.94%	4.96%	5.10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.73%	0.76%	0.77%	0.81%	0.80%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%
Total expenses	0.80%	0.85%	0.94%	1.13%	1.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	0.85%	0.94%	1.13%	1.46%
Portfolio turnover rate	37%	20%	32%	42%	31%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

84	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$3.52	$3.41	$3.44	$3.27	$3.41
Income (loss) from investment operations:
Net investment income[2]	.10	.12	.14	.14	.13
Net realized and unrealized gain (loss)	(.13)	.12	(.04)	.15	(.15)
Total from investment operations	(.03)	.24	.10	.29	(.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.13)	(.13)	(.12)	(.12)
Net asset value, end of period	$3.39	$3.52	$3.41	$3.44	$3.27
Total Return, at Net Asset Value[3]	(1.02)%	7.18%	2.98%	9.07%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,253	$1,629	$1,539	$1,870	$1,977
Average net assets (in thousands)	$1,470	$1,657	$1,720	$1,973	$1,951
Ratios to average net assets:[4]
Net investment income	2.78%	3.51%	3.99%	4.03%	4.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.69%	1.71%	1.72%	1.76%	1.82%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%
Total expenses	1.76%	1.80%	1.89%	2.08%	2.48%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.76%	1.80%	1.89%	2.08%	2.48%
Portfolio turnover rate	37%	20%	32%	42%	31%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	85

FINANCIAL HIGHLIGHTS    Continued

Class C	Year Ended July 31, 2013	Year Ended July 31, 2012	Year Ended July 29, 2011[1]	Year Ended July 30, 2010[1]	Year Ended July 31, 2009

Per Share Operating Data
Net asset value, beginning of period	$3.41	$3.31	$3.35	$3.19	$3.33
Income (loss) from investment operations:
Net investment income[2]	.10	.12	.14	.14	.13
Net realized and unrealized gain (loss)	(.12)	.12	(.04)	.15	(.15)
Total from investment operations	(.02)	.24	.10	.29	(.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.14)	(.14)	(.13)	(.12)
Net asset value, end of period	$3.29	$3.41	$3.31	$3.35	$3.19
Total Return, at Net Asset Value[3]	(0.56)%	7.30%	2.96%	9.19%	(0.29)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$156,017	$118,105	$74,654	$70,579	$60,411
Average net assets (in thousands)	$138,944	$ 91,711	$74,225	$65,423	$66,544
Ratios to average net assets:[4]
Net investment income	2.91%	3.61%	4.15%	4.17%	4.31%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.54%	1.56%	1.60%	1.60%
Interest and fees from borrowings	0.06%	0.07%	0.12%	0.27%	0.63%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%	0.05%	0.03%
Total expenses	1.59%	1.63%	1.73%	1.92%	2.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.59%	1.63%	1.73%	1.92%	2.26%
Portfolio turnover rate	37%	20%	32%	42%	31%

1. July 29, 2011 and July 30, 2010 represent the last business days of the Fund’s respective reporting periods.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

86	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class Y	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 29, 2011[1]

Per Share Operating Data
Net asset value, beginning of period	$3.43	$3.33	$3.34
Income (loss) from investment operations:
Net investment income[2]	.13	.15	.11
Net realized and unrealized gain (loss)	(.11)	.12	(.01)
Total from investment operations	.02	.27	.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.17)	(.11)
Net asset value, end of period	$3.31	$3.43	$3.33
Total Return, at Net Asset Value[3]	0.46%	8.33%	3.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$133,176	$94,773	$13,031
Average net assets (in thousands)	$125,603	$53,265	$ 5,548
Ratios to average net assets:[4]
Net investment income	3.91%	4.48%	5.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.50%	0.51%	0.58%
Interest and fees from borrowings	0.06%	0.07%	0.10%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.02%	0.05%
Total expenses	0.57%	0.60%	0.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.60%	0.73%
Portfolio turnover rate	37%	20%	32%

1. For the period from November 29, 2010 (inception of offering) to July 29, 2011, which represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	87

NOTES TO FINANCIAL STATEMENTS    July 31, 2013

1. Significant Accounting Policies

Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser was OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”), through December 31, 2012. Effective January 1, 2013, the Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OFI, as of the same effective date.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate

88	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	89

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund)

90	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Sub-Adviser monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2013, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At July 31, 2013, municipal bond holdings with a value of $10,945,973 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	91

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

At July 31, 2013, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.617%	5/15/25	$4,280,973

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 or 0.84% of its total assets as of July 31, 2013.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

92	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

As of July 31, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$2,230,958

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of July 31, 2013 is as follows:

Cost	$40,000
Market Value	$13,407
Market Value as a % of Net Assets	Less than 0.005%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3,4]	Net Unrealized Depreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
$870,906	$—	$31,580,910	$15,293,670

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	93

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

1. As of July 31, 2013, the Fund had $31,580,910 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2014	$1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096
2019	3,010,369
No expiration	15,152,022

Total	$31,580,910

2. During the fiscal year ended July 31, 2013, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2012, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended July 31, 2013, $17,565 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for July 31, 2013. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Paid-in Capital	Increase to Accumulated Net Investment Income	Increase to Accumulated Net Realized Loss on Investments
$17,565	$41,011	$23,446

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 was as follows:

	Year Ended July 31, 2013	Year Ended July 31, 2012
Distributions paid from:
Exempt-interest dividends	$23,512,830	$17,064,894
Ordinary income	192,065	93,813

Total	$23,704,895	$17,158,707

94	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$774,520,658 [1]

Gross unrealized appreciation	$7,607,585
Gross unrealized depreciation	(22,901,255)

Net unrealized depreciation	$(15,293,670)

1. The Federal tax cost of securities does not include cost of $6,580,335, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2013, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$2,613
Payments Made to Retired Trustees	2,210
Accumulated Liability as of July 31, 2013	16,646

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	95

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

96	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	97

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and

98	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of July 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$687,046,934	$—	$687,046,934
U.S. Possessions	—	78,760,389	—	78,760,389

Total Assets	$—	$765,807,323	$—	$765,807,323

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	99

NOTES TO FINANCIAL STATEMENTS    Continued

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2013		Year Ended July 31, 2012
	Shares	Amount	Shares	Amount
Class A
Sold	185,887,766	$630,909,094	46,267,097	$156,286,450
Dividends and/or distributions reinvested	3,204,077	10,929,221	2,372,957	8,009,436
Redeemed	(133,678,200)	(448,255,958)	(23,875,449)	(80,169,491)

Net increase	55,413,643	$193,582,357	24,764,605	$84,126,395

Class B
Sold	69,503	$244,921	141,801	$489,561
Dividends and/or distributions reinvested	10,272	36,034	15,559	53,798
Redeemed	(173,792)	(611,257)	(145,635)	(505,324)

Net increase (decrease)	(94,017)	$(330,302)	11,725	$38,035

Class C
Sold	19,969,567	$68,013,914	16,253,983	$54,802,905
Dividends and/or distributions reinvested	812,629	2,761,924	717,969	2,414,297
Redeemed	(7,976,584)	(27,039,221)	(4,895,365)	(16,473,028)

Net increase	12,805,612	$43,736,617	12,076,587	$40,744,174

Class Y
Sold	41,313,205	$141,492,505	30,207,813	$102,106,562
Dividends and/or distributions reinvested	673,778	2,300,746	378,927	1,284,749
Redeemed	(29,376,186)	(99,129,078)	(6,878,866)	(23,398,957)

Net increase	12,610,797	$44,664,173	23,707,874	$79,992,354

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2013, were as follows:

	Purchases	Sales
Investment securities	$330,433,297	$138,945,170

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39

100	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of OFI, acted as the transfer and shareholder servicing agent for the Fund through December 31, 2012. Effective January 1, 2013, OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. Effective January 1, 2013, the Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	101

NOTES TO FINANCIAL STATEMENTS    Continued

5. Fees and Other Transactions with Affiliates Continued

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2013 were as follows:

Class C	$2,280,027

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Year Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
July 31, 2013	$63,059	$410,998	$4,266	$27,209

Waivers and Reimbursements of Expenses. The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

102	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1721% as of July 31, 2013). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended July 31, 2013 equal 0.05% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of July 31, 2013, the Fund had borrowings outstanding at an interest rate of 0.1721%. Details of the borrowings for the year ended July 31, 2013 are as follows:

Average Daily Loan Balance	$7,983,014
Average Daily Interest Rate	0.200%
Fees Paid	$372,222
Interest Paid	$16,354

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a

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NOTES TO FINANCIAL STATEMENTS    Continued

7. Reverse Repurchase Agreements Continued

higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended July 31, 2013 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the year ended July 31, 2013.

Details of reverse repurchase agreement transactions for the year ended July 31, 2013 are as follows:

Fees Paid	$70,204

8. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds

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Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for

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NOTES TO FINANCIAL STATEMENTS    Continued

8. Pending Litigation Continued

specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer Limited Term California Municipal Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 18, 2013

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FEDERAL INCOME TAX INFORMATION    Unaudited

In early 2013, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2012.

None of the dividends paid by the Fund during the fiscal year ended July 31, 2013 are eligible for the corporate dividend-received deduction. 99.19% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

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SPECIAL SHAREHOLDER MEETINGS    (Unaudited)

On June 21, 2013, a first shareholder meeting of Oppenheimer Limited Term California Municipal Fund (the “Fund”) was held at which the twelve Trustees identified below were elected to the Fund (Proposal No. 1). The following is a report of the votes cast:

Nominee/Proposal	For	Withheld
Trustees
Brian F. Wruble	190,297,398	3,603,487
David K. Downes	190,258,772	3,642,113
Matthew P. Fink	190,263,918	3,636,968
Edmund Giambastiani, Jr.	190,294,092	3,606,793
Phillip A. Griffiths	190,263,918	3,636,968
Mary F. Miller	190,260,611	3,640,274
Joel W. Motley	190,296,283	3,604,602
Joanne Pace	190,292,253	3,608,633
Mary Ann Tynan	190,297,398	3,603,487
Joseph M. Wikler	190,260,905	3,639,980
Peter I. Wold	190,294,444	3,606,441
William F. Glavin, Jr.	187,030,089	6,870,797

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	109

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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TRUSTEES AND OFFICERS    Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Year of Birth: 1943	Director of Community Foundation of the Florida Keys (non-profit) (since July 2012); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Sub-Adviser’s parent company) (since September 2004); Member of Zurich Insurance Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-August 2011) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2007) Year of Birth: 1940	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005,

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TRUSTEES AND OFFICERS    Unaudited / Continued

David K. Downes, Continued	during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Matthew P. Fink, Trustee (since 2005) Year of Birth: 1941	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider’s View published by Oxford University Press (second edition 2010). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Edmund P. Giambastiani, Jr., Trustee (since 2013) Year of Birth: 1948	Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (since April 2012); Director of Mercury Defense Systems Inc. (information technology) (August 2011-February 2013); Trustee of the U.S. Naval Academy Foundation (since November 2010); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development center) (since May 2010); Director of The Boeing Company (aerospace and defense) (since October 2009); Trustee of MITRE Corporation (federally-funded research development center) (since September 2008); Independent Director of QinetiQ Group Plc (defense technology and security) (February 2008-August 2011); Director of Monster Worldwide, Inc. (on-line career services) (since January 2008, Lead Director since June 2011); Chairman of Alenia North America, Inc. (military and defense products) (January 2008-October 2009); Director of SRA International, Inc. (information technology and services) (January 2008-July 2011); President of Giambastiani Group LLC (national security and energy consulting) (since October 2007); United States Navy, career nuclear submarine officer (June 1970-October 2007), Vice Chairman of the Joint Chiefs of Staff (2005-October 2007), NATO Supreme Allied Commander Transformation (2003-2005), Commander, U.S. Joint Forces Command (2002-2005). Since his retirement from the U.S. Navy in October 2007, Admiral Giambastiani has also served on numerous U.S. Government advisory boards, investigations and task forces for the Secretaries of Defense, State and Interior and the Central Intelligence Agency. Oversees 51 portfolios in the OppenheimerFunds complex. Admiral Giambastiani has served on the Boards of certain Oppenheimer funds since February 2013, including as an Advisory Board Member for certain Oppenheimer funds, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations. For purposes of this report, Admiral Giambastiani is identified as a Trustee.

Phillip A. Griffiths, Trustee (since 2005) Year of Birth: 1938	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study

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Phillip A. Griffiths, Continued	(1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2005) Year of Birth: 1942	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 51 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2005) Year of Birth: 1952	Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joanne Pace, Trustee (since 2012) Year of Birth: 1958	Board Director of Horizon Blue Cross Blue Shield of New Jersey (since November 2012); Advisory Board Director of The Alberleen Group LLC (since March, 2012); Advisory Board Director of The Agile Trading Group LLC (since March, 2012); Advisory Council Member of 100 Women in Hedge Funds (non-profit) (since December, 2012); Advisory Council Member of Morgan Stanley Children’s Hospital (non-profit) (since May, 2012); Board Director of The Komera Project (non-profit) (since April, 2012); New York Advisory Board Director of Peace First (non-profit) (since March, 2010); Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (hedge fund) (2005-2006); held the following positions at Credit Suisse: Managing Director (2003-2005); Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); held the following positions at Morgan Stanley: Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999). Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	113

TRUSTEES AND OFFICERS    Unaudited / Continued

Joanne Pace, Continued	Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010). Oversees 51 portfolios in the OppenheimerFunds complex. Ms. Pace has served on the Boards of certain Oppenheimer funds since November 2012, including as an Advisory Board Member for certain Oppenheimer funds, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. For purposes of this report, Ms. Pace is identified as a Trustee.

Mary Ann Tynan, Trustee (since 2008) Year of Birth: 1945	Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (non-profit) (since October 2011); Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Chair of Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 51 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2004) Year of Birth: 1941	Director of C-TASC (bio-statistics services) (2007-2012); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2004) Year of Birth: 1948	Director of Arch Coal, Inc. (since 2010); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (2004-2012); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 51 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

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INTERESTED TRUSTEE AND OFFICER	Mr. Glavin is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as an officer and director of the Manager and a director of the Sub-Adviser, and as a shareholder of the Sub-Adviser’s parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin’s address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

William F. Glavin, Jr., Trustee (since 2013), President and Principal Executive Officer (since 2009) Year of Birth: rustee1958	Director, Chairman and Chief Executive Officer of the Manager (since January 2013); President of the Manager (January 2013-May 2013); Chairman of the Sub-Adviser (December 2009-December 2012); Chief Executive Officer (January 2009-December 2012) and Director of the Sub-Adviser (since January 2009); President of the Sub-Adviser (May 2009-December 2012); Management Director (since June 2009), President (since December 2009) and Chief Executive Officer (since January 2011) of Oppenheimer Acquisition Corp. (“OAC”) (the Sub-Adviser’s parent holding company); Director of Oppenheimer Real Asset Management, Inc. (since March 2010); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. An officer of 88 portfolios in the OppenheimerFunds complex.
OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr.Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) Year of Birth: 1963	Senior Vice President of the Sub-Adviser (since July 2007) and a Senior Portfolio Manager (since December 2001); Vice President of the Sub-Adviser (April 2001-June 2007) and a Portfolio Manager with the Sub-Adviser (December 1999-November 2001). Team Leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	115

TRUSTEES AND OFFICERS    Unaudited / Continued

Scott S. Cottier, Vice President (since 2005) Year of Birth: 1971	Vice President of the Sub-Adviser and a Senior Portfolio Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy E. Willis, Vice President (since 2005) Year of Birth: 1972	Vice President of the Sub-Adviser (since July 2009) and a Senior Portfolio Manager (since January 2006); Assistant Vice President of the Sub-Adviser (July 2005-June 2009). Portfolio Manager of the Sub-Adviser (2003-2005). Corporate Attorney for Southern Resource Group (June 1999-December 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark R. DeMitry, Vice President (since 2009) Year of Birth: 1976	Vice President of the Sub-Adviser (since July 2009) and a Senior Portfolio Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006-June 2009). Research Analyst of the Sub-Adviser (June 2003-September 2006) and a Credit Analyst of the Sub-Adviser (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) Year of Birth: 1976	Vice President of the Sub-Adviser and a Senior Portfolio Manager (since January 2011); Assistant Vice President of the Sub-Adviser (July 2009-December 2010); Associate Portfolio Manager of the Sub-Adviser (January 2008-December 2010). Research Analyst of the Sub-Adviser (April 2006-December 2007) and a Credit Analyst of the Sub-Adviser (June 2003-March 2006). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Charles S. Pulire, Vice President (since 2011) Year of Birth: 1977	Vice President of the Sub-Adviser (since February 2013) and a Senior Portfolio Manager (since February 2013); Assistant Vice President of the Sub-Adviser (December 2010-January 2013); Research Analyst of the Manager (February 2008-November 2010); Credit Analyst of the Sub-Adviser (May 2006-January 2008). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard A. Stein, Vice President (since 2007) Year of Birth: 1957	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Sub-Adviser (since June 2011) and a Vice President of the Sub-Adviser (November 1997-May 2011); heads up the Rochester Credit Analysis team (since May 1993).

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Year of Birth: 1958	Executive Vice President, Secretary and General Counsel of the Manager (since January 2013); General Counsel OFI SteelPath, Inc. (since January 2013); Executive Vice President (May 2010-December 2012) and General Counsel (since January 2011) of the Sub-Adviser; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (January 2011-December 2012); Executive Vice President (January 2011-December 2012) and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Director of Oppenheimer Real Asset Management, Inc. (January 2011-December 2012) and General Counsel (since January 2011); Executive Vice President (January 2011-December 2011) and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Private Investments Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program

116	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Arthur S. Gabinet, Continued	(January 2011-December 2011); Executive Vice President (January 2011-December 2012) and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Sub-Adviser (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 88 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Year of Birth: 1973	Senior Vice President of OppenheimerFunds Distributor, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (July 2010-December 2012); Vice President of the Sub-Adviser (January 2003-July 2010); Vice President of OppenheimerFunds Distributor, Inc. (January 2003-July 2010). An officer of 88 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Year of Birth: 1950	Senior Vice President and Chief Compliance Officer of the Manager (since January 2013); Chief Compliance Officer of OFI SteelPath, Inc. (since January 2013); Senior Vice President of the Sub-Adviser (March 2004-December 2012); Chief Compliance Officer of the Sub-Adviser, OppenheimerFunds Distributor, Inc., OFI Trust Company, OFI Institutional Asset Management, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (June 1983-December 2012). An officer of 88 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Year of Birth: 1959	Senior Vice President of the Manager (since January 2013); Treasurer of the Sub-Adviser, HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., and Oppenheimer Real Asset Management, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (November 2000-June 2008), and OppenheimerFunds Legacy Program (charitable trust program established by the Sub-Adviser) (June 2003-December 2011); Treasurer and Chief Financial Officer of OFI Trust Company (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008). An officer of 88 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	117

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

©2013 OppenheimerFunds, Inc. All rights reserved.

118	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND	119

PRIVACY POLICY

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

120	OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $41,500 in fiscal 2013 and $40,700 in fiscal 2012.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $2,500 in fiscal 2013 and $2,500 in fiscal 2012.

The principal accountant for the audit of the registrant’s annual financial statements billed $602,830 in fiscal 2013 and $401,806 in fiscal 2012 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, GIPS attestation procedures, internal audit training, Surprise Exam, reorganization, and system conversion testing

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2013 and $3,550 in fiscal 2012.

The principal accountant for the audit of the registrant’s annual financial statements billed $443,073 in fiscal 2013 and $317,764 in fiscal 2012 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2013 and no such fees in fiscal 2012.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2013 and no such fees in fiscal 2012 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Trustees.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 0%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $1,048,403 in fiscal 2013 and $725,620 in fiscal 2012 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	9/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	9/11/2013